Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	JINPAN INTERNATIONAL LTD
Entity Central Index Key	0001053008
Trading Symbol	jst
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	16,395,456
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 18,510	116,341	152,597
Restricted cash	824	5,179	2,025
Short-term investment	11,137	70,000
Notes receivable	15,720	98,811	120,438
Accounts receivable, net	124,608	783,224	695,508
Inventories, net	29,565	185,829	231,087
Prepaid expenses	2,528	15,889	83,496
Land use right	366	2,302	2,311
Deferred tax assets	1,339	8,414	6,361
Other receivables	5,900	37,085	24,432
Total current assets	210,497	1,323,074	1,318,255
Property, plant and equipment, net	41,361	259,972	233,777
Construction-in-progress	29,196	183,514	15,162
Land use right	14,760	92,777	95,497
Goodwill	13,403	84,245	84,245
Other assets	32	201	481
Deferred tax assets	34	215	215
Total assets	309,283	1,943,998	1,747,632
Current liabilities:
Short-term bank loans	17,644	110,901	135,313
Accounts payable	25,029	157,322	143,867
Notes Payable	6,008	37,761	85,763
Income tax payable	1,880	11,816	14,714
Value added tax payable	3,520	22,129	10,233
Advances from customers	13,624	85,636	79,655
Commission payable	13,837	86,972	62,123
Accrued employee benefits	1,698	10,670	19,175
Government grants	557	3,500	11,194
Other liabilities	3,232	20,313	36,355
Total current liabilities	87,029	547,020	598,392
Commitments and contingencies
Long term liability:
Deferred Income	3,080	19,383
Long Term bank loans	26,315	165,406	9,451
Total Liabilities	116,424	731,809	607,843
Shareholders' equity:
Convertible preferred stock, US$0.0045 par value: Authorized shares - 2,000,000 Issued and outstanding shares - none in 2012 and 2011
Common stock, US$0.0045 par value: Authorized shares - 40,000,000 Issued and outstanding shares -16,395,456 in 2012 and 16,395,456 in 2011	74	605	605
Common stock-warrants			6,232
Additional paid-in capital	37,374	293,724	284,936
Reserves	12,023	85,321	85,321
Retained earnings	123,065	840,325	770,156
Accumulated other comprehensive income	20,781	(3,504)	(3,044)
Stockholders' Equity before Treasury Stock	193,317	1,216,471	1,144,206
Less: Treasury shares at cost, Common stock -215,306 in 2012 and 227,306 in 2011	(458)	(4,282)	(4,417)
Total shareholders' equity	192,859	1,212,189	1,139,789
Total liabilities and shareholders' equity	$ 309,283	1,943,998	1,747,632

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Convertible preferred stock, par value (in dollars per share)	$ 0.0045	$ 0.0045
Convertible preferred stock, shares authorized	2,000,000	2,000,000
Convertible preferred stock, shares issued
Convertible preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.0045	$ 0.0045
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	16,395,456	16,395,456
Common stock, shares outstanding	16,395,456	16,395,456
Treasury shares	215,306	227,306

Consolidated Statements of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Statement [Abstract]
Net sales	$ 210,537	1,324,952	1,414,289	967,074
Costs and expenses:
Cost of products sold	(141,747)	(892,042)	(895,473)	(591,591)
Selling and administrative	(53,903)	(339,221)	(350,822)	(273,518)
Total costs and expenses	(195,650)	(1,231,263)	(1,246,295)	(865,109)
Non operating income
Other income, net	3,038	19,119	14,285	15,244
Interest income	185	1,163	1,282	1,187
Total non operating income	3,223	20,282	15,567	16,431
Non operating expenses:
Interest expense	(1,766)	(11,115)	(8,088)	(2,078)
Income before income taxes	16,344	102,856	175,473	116,318
Income taxes	(2,282)	(14,363)	(21,334)	(26,314)
Net income	14,062	88,493	154,139	90,004
Other comprehensive income (loss)
Foreign currency translation adjustment	(73)	(460)	(5,415)	(968)
Total comprehensive Income	$ 13,989	88,033	148,724	89,036
Earnings per share
-Basic	$ 0.87	5.47	9.54	5.57
-Diluted	$ 0.84	5.29	9.37	5.46
Weighted average number of shares
-Basic	16,170,107	16,170,107	16,163,696	16,159,893
-Diluted	16,717,277	16,717,277	16,456,611	16,457,462

Consolidated Statements of Shareholders' Equity In Thousands, except Share data, unless otherwise specified	Treasury stock CNY	Warrants CNY	Common shares CNY	Convertible preferred stock CNY	Additional paid-in capital CNY	Reserves CNY	Retained earnings CNY	Accumulated Other Comprehensive Income CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2009	(4,620)	6,232	605		281,106	31,451	609,941	3,339		928,054
Balance (in shares) at Dec. 31, 2009	(231,306)		16,395,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							90,004			90,004
Transfer to reserves						37,656	(37,656)
Cash dividends distributed $0.12, $0.14, $0.18 per share for 31 December 2010, 2011 and 2012 Respectively							(15,431)			(15,431)
Exercise of stock options for cash	203									203
Exercise of stock options for cash (in shares)	4,000
Employees stock-based expenses					1,432					1,432
Currency translation adjustments								(968)		(968)
Balance at Dec. 31, 2010	(4,417)	6,232	605		282,538	69,107	646,858	2,371		1,003,294
Balance (in shares) at Dec. 31, 2010	(227,306)		16,395,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							154,139			154,139
Transfer to reserves						16,214	(16,214)
Cash dividends distributed $0.12, $0.14, $0.18 per share for 31 December 2010, 2011 and 2012 Respectively							(14,627)			(14,627)
Exercise of stock options for cash
Exercise of stock options for cash (in shares)
Employees stock-based expenses					2,398					2,398
Currency translation adjustments								(5,415)		(5,415)
Balance at Dec. 31, 2011	(4,417)	6,232	605		284,936	85,321	770,156	(3,044)		1,139,789
Balance (in shares) at Dec. 31, 2011	(227,306)		16,395,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							88,493		14,062	88,493
Expired Warrants		(6,232)			6,232
Cash dividends distributed $0.12, $0.14, $0.18 per share for 31 December 2010, 2011 and 2012 Respectively							(18,324)			(18,324)
Exercise of stock options for cash	135									135
Exercise of stock options for cash (in shares)	12,000
Employees stock-based expenses					2,556					2,556
Currency translation adjustments								(460)	(73)	(460)
Balance at Dec. 31, 2012	(4,282)		605		293,724	85,321	840,325	(3,504)	$ 192,859	1,212,189
Balance (in shares) at Dec. 31, 2012	(215,306)		16,395,456

Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Stockholders Equity [Abstract]
Dividends distributed in cash (in dollars)	$ 0.18	$ 0.14	$ 0.12

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Operating activities
Net income	$ 14,062	88,493	154,139	90,004
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation	5,246	33,016	27,791	24,449
Deferred income taxes	(326)	(2,053)	(895)	(3,282)
Allowance for doubtful accounts	2,733	17,198	5,562	1,725
Provision for inventories	119	748	2,508	2,307
Loss/(gain) on disposal of property, plant and equipment	(4)	(27)	121	(451)
Employee stock-based compensation	406	2,556	2,398	1,432
Changes in operating assets and liabilities
Restricted cash	(501)	(3,155)	5,123	7,087
Accounts receivable	(16,671)	(104,914)	(200,726)	(64,678)
Notes receivable	3,437	21,627	(84,811)	14,314
Inventories	7,073	44,510	(38,016)	(22,992)
Prepaid expenses	10,743	67,606	108,162	(124,888)
Other receivables	(426)	(2,680)	(3,437)	(13,260)
Accounts payable	1,492	9,389	54,803	16,976
Notes Payable	(7,628)	(48,002)	(93,787)	145,350
Income tax	(461)	(2,899)	3,724	(1,624)
Value added tax	403	2,005	(1,239)	(27,814)
Advances from customers	951	5,982	44,428	7,950
Commission payable	3,587	24,849	(8,966)	(46,586)
Accrued employee benefits	(1,351)	(8,505)	5,592	11,401
Government grants	(24)	(150)	5,000	(3,737)
Other liabilities	(3,543)	(24,022)	38,867	(960)
Net cash provided by/(used in) operating activities	19,317	121,572	26,341	12,723
Investing activities
Purchases of property, plant and equipment	(8,787)	(55,298)	(47,476)	(55,157)
Proceeds from sales of property, plant and equipment	29	180	201	748
Payment for construction-in-progress	(26,751)	(168,352)	(2,403)
Purchase of Land use right	434	2,730	(34,084)	(1,311)
Payment for investment in subsidiary			(11,535)	(200)
Increase in short term investment	(23,834)	(150,000)
Sell of short term investment	12,711	80,000
Receipt of government grant for new plant construction	3,080	19,383
Decrease in investment in Beijing Jinpan Huineng Co.	32	200
Net cash used in investing activities	(43,086)	(271,157)	(95,297)	(55,920)
Financing activities
Proceeds from bank loans	63,218	397,841	302,382	112,476
Repayment of bank loans	(42,315)	(266,299)	(248,192)	(33,118)
Proceeds from exercise of stock options	21	135		203
Dividends paid	(2,912)	(18,323)	(14,626)	(15,431)
Net cash provided by/(used in) financing activities	18,012	113,354	39,564	64,130
Effect of exchange rate changes on cash	49	(25)	(311)	(187)
Net increase/(decrease) in cash and cash equivalents	(5,708)	(36,256)	(29,703)	20,746
Cash and cash equivalents at beginning of year	24,218	152,597	182,300	161,554
Cash and cash equivalents at end of year	18,510	116,341	152,597	182,300
Interest paid	1,673	10,528	8,303	1,679
Income taxes paid	$ 3,027	19,048	17,720	31,370

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
 ORGANIZATION AND PRINCIPAL ACTIVITIES

Jinpan International Limited (the “Company”) was incorporated under the laws of the British Virgin Islands on April 3, 1997. The Company’s securities are registered with the U.S. Securities and Exchange Commission and publicly traded on The NASDAQ Global Select Market. The Company design, manufacture and market equipment for distribution of electricity through its subsidiaries in the United States and China.  The Company is also registered to conduct business in Hong Kong. The following chart illustrates our organizational structure:

BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
BASIS OF PRESENTATION
2.             BASIS OF PRESENTATION

The consolidated financial statements include the accounts of the Company and its subsidiaries.  Intercompany accounts and transactions have been eliminated in consolidation.

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). This basis of accounting differs from that used in the statutory financial statements of Hainan Jinpan and Jinpan China, which were prepared in accordance with the accounting principles and relevant financial regulations applicable to foreign investment enterprises as established by the Ministry of Finance of China.

The reporting currency of the Group is Renminbi (“RMB”), the national currency of China. Solely for the convenience of the reader, the asset and liability accounts have been translated into United States dollars (“US$”) using the People’s Bank of China’s rate of RMB 6.28 to US$1, the prevailing rate on December 31, 2012, and equity accounts were translated using historical rates. Income statement accounts were translated using the average exchange rate of RMB 6.29 to US$1 for the year 2012. No representation is made that the Renminbi amounts could have been, or could be, converted into United States dollars at this rate or any other.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)   Basis of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries, which are directly and indirectly wholly-owned. All intercompany accounts and transactions have been eliminated in consolidation.

(b)   Cash, Cash Equivalents and Restricted Cash

The Group considers all highly liquid investments with a maturity of three months or less to be cash equivalents. The Group maintains certain bank accounts in the PRC which are not protected by FDIC insurance or other insurance. There was approximately RMB 112 million held in non-US banks or financial institutions as of December 31, 2012. As of December 31, 2012, the Group held approximately RMB 9.6 million (US$ 1.5 million) cash in the United States of which RMB4.6 million (US$0.7 million) was in excess of FDIC insurance limits.. At December 31, 2012, the Group had approximately RMB 5.2 million restricted cash related to products guaranty insurance.

(c)    Investments Available-for-Sale

The Group classifies its marketable debt and equity securities at the date of acquisition as available-for-sale. These securities are reported at fair value with the related unrealized gains and losses included in accumulated other comprehensive income (loss), a component of shareholders’ equity.

When determining whether an impairment of investments exists or a decline in value of an available-for-sale security is other-than-temporary, the Group evaluates evidence to support a realizable value in excess of the current market price for securities with readily determinable fair value. Such information may include the investment’s financial performance (including factors such as earnings trends, dividend payments, asset quality and specific events), the near-term prospects of the investment, the financial condition and prospects of the investment’s region and industry, and the Group’s investment intent. Typically, a sustained decline in the market value of a quoted security for six months is generally indicative of an other-than-temporary impairment. When a decline in value is deemed to be other-than-temporary, an impairment loss is recognized through a charge to interest income and other, net in the current period to the extent of the decline below the carrying value of the investment. Adverse changes in market conditions or poor operating results of underlying investments could result in additional other-than-temporary losses in future periods.

(d)   Trade Receivables

Trade receivables, which generally have 30 to 120 day terms, are recognized and carried at original invoice amounts less an allowance for doubtful accounts. Credit is offered to customers based on their payment history, financial capability, and credit rating. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. We evaluate specific accounts where we have information that certain customers are unable to meet their financial obligations. We also make judgments, based on the best available facts and circumstances, including but not limited to, the length of our relationship with the customer, the customers’ current credit status and known market factors, to record a specific reserve for customers against their corresponding receivable amounts. These specific reserves are re-evaluated and adjusted as additional information affects the estimated amounts. We write off receivables against allowance for doubtful account when there is evidence that the likelihood of collection is not probable and it is deemed uncollectible.

(e)   Notes Receivable

For accounts receivable in which payment is received in the form of short-term financial instruments, the Group classifies such accounts receivable as notes receivable. These short-term financial instruments generally mature, and thus are convertible into cash, in six months or less.

(f)    Inventories

Inventories are priced at the lower of cost or market value. Market value represents the net realizable value for inventories. Cost is determined using the weighted average cost method.

We periodically review our inventory for excess inventory, obsolescence.  We write down the value of ending inventory for obsolete and unmarketable inventory equal to the difference between the cost of inventory and the estimated market value. These reviews require management to estimate future demand for our products and evaluate market conditions. Possible changes in these estimates could result in a write down of inventory. If actual market conditions are less favorable than those projected, additional inventory write-downs may be required. If actual market conditions are more favorable than projected, inventory previously written down may be sold, resulting in lower cost of sales and higher income from operations than expected in that period. As of December 31, 2012 and 2011, the balance of inventories reserves was RMB 8.7 million and RMB 7.9 million respectively.

(g)   Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the asset. Estimated useful lives are as follows:

Buildings	10 - 20 years
Machinery and equipment	6 - 10 years
Motor vehicles	6 years
Furniture, fixtures and office equipment	5 years

Maintenance and repair costs of a routine nature are expensed as incurred. Expenditures for major renewals and improvements that extend the life of an asset are capitalized.

(h)   Construction-in-Progress

Construction-in-progress is stated at cost which includes the cost of construction and other direct costs attributable to the construction. No provision for depreciation is made on construction-in-progress until such time as the relevant assets are completed and put into use. Construction-in-progress at December 31, 2012 represents a manufacturing factory that was under construction but was not ready for occupancy at year end and machinery under installation. Interest related to construction-in-progress of RMB 4.5 million was capitalized for the year end December 31, 2012. There is no interest related to construction-in-progress for the years ended December 31, 2011 and  2010.

(i)    Impairment of Long-lived Assets

For long-lived assets used in operations, the Group records impairment losses when events and circumstances indicate that these assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than their respective carrying amounts. If less, the impairment losses are based on the excess of the carrying amounts of these assets over their respective fair values. Their fair values would then become the new cost basis.  Fair value is determined by quoted market prices, if available. When quoted market prices are not available, the present value of the future estimated net cash flow is generally used. For assets held for sale, impairment losses are measured at the lower of the carrying amount or the fair value less costs to sell. For assets to be disposed of other than by sale, impairment losses are measured at their carrying amount less salvage value, if any, at the time the assets cease to be used.

(j)    Income Taxes

The Group uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. This method also requires the recognition of future tax benefits such as net operating loss carry forwards, to the extent that such benefits will more-likely-than-not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The National People’s Congress, China’s parliament, promulgated on March 16, 2007, set a unified corporate income tax rate of 25% applicable to both domestic and foreign funded companies.  The new tax rate of 25% will take effect gradually. The applicable tax rate is 18% for calendar year 2008, 20% for 2009, 22% for 2010, 24% for 2011, and 25% for 2012. However, Hainan Jinpan was recognized as a technically advanced enterprise at the end of 2008 and is entitled to a 15% tax rate for three years commencing from January 1, 2008. Hainan Jinpan extended its status as technically advanced enterprise in 2011 and is entitled to a 15% tax rate for another three years commencing from January 2011.  From 2010 to 2012, the income tax rate applicable to Jinpan China will be one half of the prevailing rate. Shanghai Jinan’s income tax rate is 25% in 2011 and 2012. Shanghai T&D is taxed at 1.25% of sales in 2011 and is taxed at 25% of net income before tax in 2012. (For more information on Jinpan China’s effective tax rates, see Note 10. Deferred Tax Assets and Income Taxes.)

The Group classifies tax penalties and interest expense as income tax expense.

(k)   Value Added Tax

All of the Group’s products sold in the PRC are subject to Chinese VAT at a rate of 17% of the gross sales price. This VAT may be offset by VAT paid by the Group on raw materials and other materials included in the cost of producing its finished products.  The VAT amounts paid and available for offset are maintained in VAT Tax payables.

(l)    Goodwill

We adopted amended standards that simplify how entities test goodwill for impairment. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit in which goodwill resides is less than its carrying value. For reporting units in which this assessment concludes that it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform goodwill impairment testing. The Group performed a quantitative impairment test at the end of December 31, 2012. The test concluded that the fair value is more than the carry amount of the asset. The adoption of these amended standards did not have an impact on our consolidated financial statements.

(m)      Foreign Currency Translation

The reporting currency of the Group is the Renminbi. The functional currency of Hainan Jinpan and Jinpan China is Renminbi and the functional currency of the Company and Jinpan USA is the US dollar. Financial statements for these entities have been translated into Renminbi in accordance with ASC 830, Foreign Currency Translation.  Asset and liability accounts are translated using the exchange rates in effect at the balance sheet date, and shareholders’ equity accounts are translated at the historical exchange rate. Income statement and cash flows amounts are translated using the average exchange rate for the applicable year. The gains and losses resulting from the changes in exchange rates from year-to-year are reported in Accumulated Other Comprehensive Income (Loss). The effect on the transaction gains and losses as reported on the Consolidated Statements of Income is insignificant for all years presented herein.

(n)       Operating Leases

Leases, where substantially all the rewards and risks of ownership of assets remain with the leasing company, are accounted for as operating leases.  Rentals applicable to such operating leases are reported on the Consolidated Statements of Income and determined using the straight-line basis over the applicable lease term. The Operating Lease Rental Expense incurred by the Group during the years ended December 31, 2012, 2011 and 2010 amounted to RMB 4.9  million, RMB 3.8 million and RMB 2.9 million, respectively. The operating leases were recorded as cost of products sold or selling and administrative expense.

(o)   Revenue Recognition

Revenue is recognized when (1) persuasive evidence of an arrangement exists, (2) delivery occurs, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. For some of our products sales in China, there are  provisions that we need to provide technical support to customers  before or during customers’ installation of the products. This involves multi-deliverable arrangement and should be accounted for separate unit of accounting. However, the Group considers the cost associated with the technical support to customers is inconsequential and perfunctory. The Group recognizes all the revenue upon delivery of the products when the significant risks and rewards of ownership have been transferred to the buyer upon delivery as one unit of accounting.

(p)   Non-Operating Income

  For the Group’s non-operating transactions, income is recognized as follows:

(i)	interest income from bank deposits is recognized on a time proportionate basis using the principal outstanding and at the applicable interest rate; and

(ii)
government grant income is recognized as a component of other income when the relevant approvals are received from the government and any grant terms are met. If management does not believe that sufficient objective and positive evidence exists to conclude that approval of the grant from government is probable, the receipt of the grant is not recognized as income.

(q)  Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect amounts reported in the financial statements and the accompanying notes.  Actual results could differ from those estimates.

(r)    Earnings Per Common and Common Equivalent Share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.  Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. The number of ordinary equivalent shares is related to outstanding stock options and warrants and is calculated using the treasury stock method.

(s)   Accumulated Other Comprehensive Income (Loss)

Unrealized gains or losses on the Group’s available-for-sale securities and foreign currency translation adjustments are included in Accumulated Other Comprehensive Income (Loss).

(t)	Research and Development Costs

Research and development costs consist of expenditures incurred during the course of planned research and investigation to develop new products or processes, or significantly enhance existing products or production processes, and implement new methods of design, testing of product alternatives or construction of prototypes.  The Group expenses all research and development costs as incurred.  The research and development costs incurred by the Group during the years ended December 31, 2012, 2011 and 2010 were RMB 58.8 million, RMB 68.6 million and RMB 51.4 million, respectively and all these amounts were recorded as selling and administrative expense.

(u)   Advertising Expense

The cost of advertising is expensed as incurred. The Group incurred RMB 0.6 million, RMB 1.3 million and RMB 0.6 million in advertising costs during 2012, 2011 and 2010, respectively and all these amounts were recorded as selling and administrative expense.

(v)   Shipping and Handling Expenses

The cost of shipping and handling is expensed as incurred and reported within Selling and Administration Expenses. The Group incurred RMB 28.1 million, RMB 32.6 million and RMB 24.7 million in shipping and handling costs during 2012, 2011 and 2010, respectively.

(w)   Stock-based Compensation

We record stock-based compensation expense based upon the grant date fair value of share-based awards. The fair value of the award is recognized as expense ratably over the requisite service periods. We use the Black-Scholes option-pricing model, which incorporates various assumptions including volatility, expected life and interest rates to determine fair value.
.
(For more information on the valuation methods used for options and warrants, see note 20(e), and (g),  Warrants and Stock options Valuation  respectively.)

(x)	Product Warranty

The Group provides a basic limited warranty, which covers parts and labor, for all products, for one year.  The product warranty expense incurred in each year from 2010 through 2012 is not considered significant and the product warranty expense has not correlated with sales volume, thus, the Group recorded warranty expense as incurred. The Group incurred RMB 3.3  million, RMB 4.0 million, and RMB 2.6 million in product warranty expense during the years ended December 31, 2012, 2011 and 2010, respectively.

(y)	New Accounting Pronouncements

In July 2012, the FASB issued Accounting Standards Update No. 2012-02 Intangibles — Goodwill and Other (Topic 350): The amendments in this update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under these amendments, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on a qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company does not expect the adoption of the provisions in this update will have a significant impact on its consolidated financial statements.

In February 2013, the FASB issued Accounting Standards Update No. 2013-02 Comprehensive Income (Topic 220): The objective of this update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account (for example, inventory) instead of directly to income or expense in the same reporting period. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company does not expect the adoption of the provisions in this update will have a significant impact on its consolidated financial statements.

(z)	Fair Value Measurement

In accordance with ASC subtopic 820-10, a fair value measurement is determined based on the assumptions that a market participant would use in pricing an asset or liability. Overall, establishes a three-tiered hierarchy that draws a distinction between market participant assumptions based on (i) observable inputs such as quoted prices in active markets (Level 1), (ii) inputs other than quoted prices in active markets that are observable either directly or indirectly (Level 2) and (iii) unobservable inputs that require the Company to use present value and other valuation techniques in the determination of fair value (Level 3). The following table presents information about assets and liabilities required to be carried at fair value on a recurring basis as of December 31, 2012 and 2011:

	Fair value at December 31,
(RMB in thousands)	2012	Level 1	Level 2	Level 3
Investment available-for-sale	70,000	70,000	-	-

	Fair value at December 31,
(RMB in thousands)	2011	Level 1	Level 2	Level 3
Investment available-for-sale	-	-	-	-

INVESTMENTS AVAILABLE-FOR-SALE	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS AVAILABLE-FOR-SALE
4.             INVESTMENTS AVAILABLE-FOR-SALE

Available-for-sale securities held by the Group at December 31, 2012 and 2011 were as follows:

	2012	2012	2011
	US$	RMB	RMB
	(In thousands)
Portfolio investment
Cost	11,137	70,000	-
Gross unrealized loss	-	-	-
Fair market value	11,137	70,000	-
Total investments available-for-sale	11,137	70,000	-

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable of the Group at December 31, 2012 and 2011 were as follows:

	2012	2012	2011
	US$	RMB	RMB
		( In thousands)
Accounts receivable-trade	130,750	821,826	716,912
Less: Allowance for doubtful accounts	(6,142)	(38,602)	(21,404)
Accounts receivable-net	124,608	783,224	695,508

Movement of allowance for doubtful accounts
Beginning at January 1	(3,397)	(21,404)	(15,842)
Reversal (provided) during the year	(2,745)	(17,198)	(6,244)
Less: Written off during the year	-	-	682
	(6,142)	(38,602)	(21,404)

INVENTORIES, NET	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
INVENTORIES, NET
6.	INVENTORIES, NET
Inventories of the Group at December 31, 2012 and 2011  were as follows:

	2012	2012	2011
	US$	RMB	RMB
	(In thousands)
Finished products	22,047	138,573	143,987
Products in process	126	794	675
Raw materials	8,776	55,161	94,376
	30,949	194,528	239,038
Less: provision for inventories	(1,384)	(8,699)	(7,951)
Inventories	29,565	185,829	231,087

	2012	2012	2011
	US$	RMB	RMB
	(In thousands)
Movement of provision for inventories
Balance as at January 1	(1,261)	(7,951)	(5,443)
Provided during the year	(123)	(748)	(2,508)
Less: Written off during the year	-	-	-
Balance as at December 31	(1,384)	(8,699)	(7,951)

LAND USE RIGHT	12 Months Ended
Dec. 31, 2012
Land Use Right [Abstract]
LAND USE RIGHT
7              LAND USE RIGHT

All lands in the PRC are state-owned and no private land ownership rights exist.

The Group has obtained land use right certificates for all its facilities.  We amortize the land use right in Hainan and Shanghai on a straight line basis over 20 to 40 years which will expire from the year 2026 to 2051. We also amortize the land use right in Wuhan and Guilin on a straight line basis over 50 years which will expire in the year 2057 to 2061.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
8.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment of the Group at December 31, 2012 and 2011 were as follows:
	2012	2012	2011
	US$	RMB	RMB
	(In thousands)
Buildings	26,776	168,302	155,306
Machinery and equipment	31,414	197,452	161,915
Motor vehicles	4,055	25,486	22,761
Furniture, fixtures and office equipment	6,113	38,423	31,137
	68,358	429,662	371,119
Less: accumulated depreciation	(26,997)	(169,690)	(137,342)
	41,361	259,972	233,777

The Group’s buildings are located in the PRC and USA and the land on which the Group’s buildings are situated in the PRC are State-owned.  The property in the U.S. is owned by Jinpan Realty, LLP, a wholly owned subsidiary of Jinpan USA. Depreciation expense in 2012, 2011 and 2010 was RMB 33.0 million, RMB 27.9 million and RMB 24.5 million respectively. The depreciation was included both in cost of goods sold and selling and administrative expense.

NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Notes Payable
  9.           NOTES PAYABLE

In 2012, Hainan Jinpan entered into material purchasing agreement with  suppliers in China.  The notes were payable to the suppliers and were unsecured, short term and non-interest bearing. As of December 31, 2012 and 2011, the balance of the note payable was RMB 37.8 million and RMB 85.8 million respectively.

DEFERRED TAX ASSETS AND INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
DEFERRED TAX ASSETS AND INCOME TAXES
10.           DEFERRED TAX ASSETS AND INCOME TAXES

The Company was incorporated in the British Virgin Islands and, under the current laws of the British Virgin Islands, is not subject to tax on income or on capital gains.

Jinpan USA, a wholly-owned subsidiary of the Company, is incorporated in the State of New York.  Jinpan USA is subject to federal tax and state tax of United States.

In accordance with the relevant PRC income tax laws, Hainan Jinpan’s applicable tax rate is 25%, however, in 2008 and 2011, Hainan Jinpan was recognized as a technically advanced enterprise by the PRC government and was approved for a preferential tax rate of 15% for three years commencing from January 1, 2008 and 2011.

Jinpan China is subject to a 12.5% tax rate from 2010 to 2012 in accordance with PRC income tax law.

Shanghai Jinpan is taxed at deemed profit method for 2009 and 2010. The tax rate for deemed profit method is 1.25% of sales. Shanghai Jinpan is subject to a corporate income tax rate of 25% in 2011 and 2012.

Guiline JFT  tax rate is 25% in 2011 and 2012.

Pretax income (loss) for the years ended December 31, 2012, 2011 and 2010 was taxed in the following jurisdictions with the exception of the British Virgin Islands, which is tax exempt:

	2012	2012	2011	2010
	US$	RMB	RMB	RMB
	(In thousands)
British Virgin Islands	(1,047)	(6,592)	(10,645)	(10,157)
United States of America	504	3,171	2,895	1,685
The People’s Republic of China	16,887	106,277	183,223	124,790

	16,344	102,856	175,473	116,318

Significant components of the provision for income taxes attributable to income before taxes are as follows:

	2012	2012	2011	2010
	US$	RMB	RMB	RMB
	(In thousands)
Current
Non-US	(2,392)	(15,058)	(21,050)	(29,404)
US	(216)	(1,358)	(1,179)	(192)
Deferred US	-	-	-	-
Non-US	326	2,053	895	3,282
	(2,282)	(14,363)	(21,334)	(26,314)

Deferred tax assets and deferred tax liabilities of the Group at December 31, 2012 and 2011 were as follows:

	2012	2012	2011
	US$	RMB	RMB
	(In thousands)
Deferred tax assets-China
Current
Allowance for doubtful accounts	862	5,415	3,211
Inventory reserves	167	1,049	1,200
Deferred expenses	310	1,950	1,950
	1,339	8,414	6,361
Non-Current
Depreciation	34	215	215
Total deferred tax assets-China	1,373	8,629	6,576
Deferred tax assets-USA	-	-	-
Total deferred Tax assets	1,373	8,629	6,576

Deferred tax liabilities-China	-	-	-
Deferred tax liabilities-USA
Current
Depreciation	9	56	56
Non-Current	-	-	-
Total deferred tax liabilities	9	56	56

Net deferred tax assets	1,364	8,573	6,520

Based on available evidence, management believes it is more-likely-than-not that the net deferred tax assets will be fully realized. Accordingly, the Group did not provide a valuation allowance against its net deferred tax assets at December 31, 2012. At December 31, 2012, the Group does not have any net operating loss carry forward.

 The reconciliation of income tax computed using the PRC statutory rate of 25% in 2012, 2011 and 2010 to actual income tax expense is as follows:

	2012	2012	2011	2010
	US$	RMB	RMB	RMB
	(In thousands)
Computed expected income tax	4,078	25,655	48,863	26,648
Impact of tax holiday and benefit of companies in China	(1,886)	(11,858)	(27,984)	(18,339)
Effect of difference between the PRC and USA tax rate	90	566	455	(230)
Others Tax (credits)	-	-	-	18,235
	2,282	14,363	21,334	26,314

Under ASC 740, the Group recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more-likely-than-not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.  We evaluated the Company’s overall tax positions and determined there were no material unrecognized tax benefits and there have been no material changes in unrecognized benefits since January 1, 2007. We have not filed US federal and state  tax returns as of the date of this report.

BANK LOANS	12 Months Ended
Dec. 31, 2012
Bank Loans [Abstract]
BANK LOANS
11.	BANK LOANS

Bank loans comprised:

	2012	2012	2011
	US$	RMB	RMB
	(In thousands)

Short-term bank loans	17,644	110,901	135,313
Long-term bank loan	26,315	165,406	9,451
Less: current portion	(17,644)	(110,901)	(135,313)
	26,315	165,406	9,451

Each of the credit line below can only be used by the specific entity that signed agreement with the banks and cannot be used by other entities within the group.

Hainan Jinpan has a working capital credit facility from the Bank of China for RMB 130.0 million.  As of December 31, 2012, there was RMB 45 million outstanding balance under this credit facility. This credit facility bears interest at the prime rate declared by the Bank of China. Our borrowings under this credit facility accrued interest at an average interest rate 6.0% per annum for the year ended December 31, 2012. This facility will expire in October  2013 and we intend to extend the facility for another year.

Hainan Jinpan has an unsecured letter of credit facility from Bank of Communication for RMB 120 million. As of December 31, 2012, there was no outstanding balance under this credit facility. This credit facility bears interest at the benchmark rate set by the People’s Bank of China. This credit facility will expire in November 2013 and we intend to extend this credit facility

Hainan Jinpan has an unsecured letter of credit facility from the Bank of China for RMB 173 million.  This credit facility bears interest at LIBOR plus a margin rate.  As of December 31, 2012, there was no outstanding balance under this credit facility.  This facility will expire in October 2013 and we intend to extend the facility for another year.

Hainan Jinpan has an oral agreement of working capital credit facility from the Industrial and Commercial Bank of China for RMB 250 million. This credit facility bears interest at the benchmark rate set by the People’s Bank of China. As of December 31, 2012, there was RMB 10 million outstanding under this credit facility with the interest rate of 6.56% per annum. This credit facility will expire in May 2013.

Shanghai Jinpan has an unsecured letter of  credit facility from bank of China for RMB 120 million of which 50 million was working capital facility and RMB 70 million was letter of credit facility. This credit facility bears interest according to the benchmark rate set by bank of China. As of December 31, 2012, there was RMB 20 million outstanding balance under this credit facility. This credit facility bears interest according to the benchmark rate set by the Bank of China. Our borrowings under this credit facility accrued interest at an average interest rate 5.88% per annum for the year ended December 31, 2012.  This credit facility will expire in April 2013 and we are in the process to extend this credit facility.

Guilin JFT has two credit facilities with the Bank of Communications – a long term credit line for fixed asset investment and a short term credit line for working capital totaling   RMB 350 million.  The fixed asset credit line is in the amount of RMB 210 million and carries an interest rate of People’s Bank of China bench mark rate x 1.05 per annum.   Our borrowings under this credit line accrued interest at an average interest rate 6.88% per annum for the year ended December 31, 2012.  Loans made under this credit line must be applied to fixed asset investment at the Company’s Guilin facility and was secured by the fixed assets investment at Guilin.  As of December 31, 2012, there was RMB 158 million outstanding balance under this credit facility. The credit line has a term of seven years. Repayment of loan principal is scheduled over a seven year period, from 2013 to 2019. The working capital credit line is in the amount of RMB 140 million and carries an interest rate of People’s Bank of China bench mark rate x 1.05 per annum. Loans made under this credit line must be applied to the working capital of the Company’s Guilin facility.   The credit line has a term of two years.  The loan principal must be repaid in full annually. As of December 31, 2012, there was no outstanding balance under this credit facility.

Jinpan Realty has a long term mortgage bank loan of US$1.7 million from Enterprise Bank in USA for purchasing the land and building, which constitute our U.S. offices, in 2009. The loan was secured by the property. The interest rate is fixed at 6% for first 5 years. Thereafter, the rate shall be reset at the then current five year U.S. treasury rate plus 2% for the remainder term of the loan. The term of the loan is 20 years.   There was approximately RMB 9.4 million (US$1.5 million) outstanding as of December 31, 2012.

The table below reflects the principal balance due of Jinpan Realty and Guilin JFT for the next five years.

                 RMB in thousands
Year	2013	2014	2015	2016	2017	thereafter
Principal Due	1,864,	7,884,	15,447,	15,459,	30,505,	96,111,

GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2012
Government Grants [Abstract]
GOVERNMENT GRANTS
12.           GOVERNMENT GRANTS

Hainan Jinpan, Shanghai Jinpan and Jinpan China received grants in advance from the local Chinese government based on its past business performance and its investment in advance technologies which has to be pre-approved by the government. Government grants are recorded as deferred grant revenue until the terms of the grants are met and final approval from the government is obtained. Once these conditions are satisfied grant revenue is recognized in other income. The Group recognized income of RMB 16.2 million, RMB 13.2 million and RMB 13.1 million respectively in 2012, 2011 and 2010, respectively.  During 2012, Guilin JFT received approximately RMB 19.4 million from Guilin government to subsidize the bank loan interest that occurred for fixed assets investment in Guilin. The amount we received was recorded as deferred grant revenue.

DISTRIBUTION OF INCOME	12 Months Ended
Dec. 31, 2012
Distribution Of Income [Abstract]
DISTRIBUTION OF INCOME
13.           DISTRIBUTION OF INCOME

According to PRC accounting rules and regulation, the Group’s Chinese subsidiaries are required to maintain reserves which include a statutory reserve fund, an enterprise expansion fund and staff welfare and bonus fund based on 10% of its net income as reported in the statutory accounts prepared in accordance with  GAAP. The maximum amount of the aggregate of these reserves is 50% of its registered capital. The Group and its subsidiaries in China  reserved nil million, 16.2 million and 37.6 million for the years ended December 31, 2012, 2011 and 2010 respectively. The remaining reserve to fulfill the 50% capital requirement is approximately RMB 254.9 million at December 31, 2012.

The statutory reserve fund, enterprise expansion fund and staff welfare and bonus fund represent appropriations made at the sole discretion of the Company’s board of directors.  The statutory reserve fund and enterprise expansion fund are used for future expansion. The staff welfare and bonus fund is used for the collective welfare of the staff and workers of Hainan Jinpan.  During the years ended December 31, 2012, 2011 and 2010, the directors of the Group’s China subsidiaries approved the following appropriations to reserves.

	2012	2012	2011	2010
(In thousands)	US$	RMB	RMB	RMB
Statutory reserve fund	-	-	16,214	37,656
Enterprise expansion fund	-	-	-	-
Staff welfare and bonus fund	-	-	-	-
Dividends	-	-	-	-
	-	-	16,214	37,656

The Company declared a cash dividend of US$0.14 per common share on January 16, 2012, which was paid in 2 installments, first on February 8, 2012 and then on July 12, 2012.  The Company also declared a special dividend of US$ 0.04 per common share on November 29, 2012 which was paid on December 21, 2012. The Company declared cash dividend of US$0.14   per common share in 2011 and 2010 respectively.  These cash dividends declared reflect the effect of 2-for–1 stock split effected in February 2010.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
14.	COMMITMENTS AND CONTINGENT LIABILITIES

(1)        Operating lease commitments

The Group leases certain buildings and apartments under non-cancelable lease arrangements.  These operating leases expire in various years through 2022. Total lease expense for the year 2012 is RMB 4.3 million.  These leases may be renewed for periods ranging from one to two years.

Future minimum payments under non-cancelable operating leases with initial terms of one year or more consisted of the following at December 31, 2012:

	(In thousands)
	US$	RMB
2013	545	3,425
2014	87	547
2015	71	447
2016	66	412
2017	66	412
2018 and thereafter	298	1,871
Total minimum lease payments	1,133	7,114

(2)     Capital commitments

As of December 31, 2012, the Group has commitments of RMB 42.1 million for the purchase of new machinery and construction project.

(3)     Employment contracts

The Group’s employees in the PRC include engineers, technicians, management administrative personnel, marketing and sales personnel, and factory personnel while employees in U.S. include management, administration and marketing personnel. All of the employees except U.S. employees are contract employees and have entered into renewable employment contracts with the Group’s applicable entities.  Terms of the employment agreements with management, engineers, sales persons and technicians range from two to five years and terms of the employment agreements with support personnel range from six months to one year.

Future minimum payments to employees under employment contracts consisted of the following at December 31, 2012:

	US$	RMB
	(In thousands)
2013	5,592	35,151
2014	4,184	26,275
2015	2,286	14,356
2016	1,163	7,304
2017	1,089	6,836
2018 and thereafter	9,135	57,370
Total minimum employment contract payments	23,449	147,292

   (4)       Licensee agreement

The Group is engaged in a licensee agreement with a third party that designs certain line reactors. This agreement provides us the exclusive right to manufacture, assemble, sell, and maintain the licensed products.  Licensee expense was RMB 1.0 million, RMB 1.2 million and RMB 0.5 million for the years ended December 31, 2012, 2011, and 2010, respectively. These amounts were recorded in the selling and administrative expense.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Financial Instruments Disclosure [Abstract]
FINANCIAL INSTRUMENTS
15.	FINANCIAL INSTRUMENTS

Cash and cash equivalents

The carrying amount reported on the Consolidated Balance Sheets for cash and cash equivalents approximates their fair value because of the short maturity of those instruments.

Investments, accounts receivable, notes receivable, other receivables, advance from customers and bank loans

The carrying value, as reported on the Consolidated Balance Sheets, of short-term investments, accounts receivable, notes receivable, other receivables, advance from customers, accruals, and bank loans approximate their market values based on their short-term maturities, or their fair values.

CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK
16.           CONCENTRATION OF RISK

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable and short-term investments.

The Group maintains cash and cash equivalents with the Bank of China, Industrial and Commercial Bank of China, Bank of Communication, Nan-Yang commercial Bank and China Construction Bank  in the PRC and Citibank, N.A. in the U.S.

Concentrations of credit risk with respect to accounts receivable are minimal because the Group has many different customers.  The Group also performs ongoing credit evaluations of its customers’ financial conditions and, as a result, does not require collateral for Accounts Receivable.

During 2012, the Group was dependent on two major suppliers Momentive (Hexion /Bakelite AG) and Speed Fair (Xiamen) Co., Ltd. for cast resin, which accounted for 1.17% (0.93% in 2011) and 0.26% (1.28% in 2011) of total purchases, respectively.  Additionally, the Group was dependent on two major suppliers: Wuhan Steel Processing Co., Ltd., and Thyssenkrupp Electrical Steel GmbH  for silicon steel, which accounted for 12.99% (2011: 26.7%), 11.88% (2011: 11.12%)  of total purchases, respectively. The Group is also dependent on Hainan Xinlong Copper Co. Ltd., Jiangyin Copper Co., Ltd., and Shanghai Congxin Electric Co. Ltd. for copper and aluminum, which accounted for 3.84% (2011: 5.02%) and 5.77% (2011: 7.06%) and 4.19% (2011: 9.42%) of total purchases, respectively.

A significant portion of our sales revenues is concentrated on one OEM, which is our largest customer.  Sales to our largest customer accounted for 12.7%, 13.6% and 9.1% for years 2012, 2011 and 2010, respectively.

PENSION AND OTHER POST RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
PENSION AND OTHER POST RETIREMENT BENEFITS
17.	PENSION AND OTHER POST RETIREMENT BENEFITS

 Jinpan USA set up a Simple IRA plan for its employees.  The amounts employees contribute are tax deferred.  Jinpan USA, has not made any contributions since 2006.

Hainan Jinpan, Jinpan China and Shanghai Jinpan have a defined contribution retirement plan for their employees.  As required by PRC laws and organized by local government, Hainan Jinpan and Jinpan China make certain statutory contributions to the plan.  All permanent employees are entitled to an annual pension that is equal to a fixed proportion of their final annual salary at their retirement date. Hainan Jinpan and Jinpan China and its employees are required to make contributions to the retirement plan at rates of 20% and 8% of each employee’s annual salary, respectively.  Payment is made, on a monthly basis, to a PRC insurance company organized by the PRC government, which is responsible for the payments of pension benefits to retired employees.  Hainan Jinpan and Jinpan China have no obligations for the pension benefits beyond the annual contributions as described above.  The pension costs recognized by Hainan Jinpan  Jinpan China and Shanghai Jinpan during the years ended December 31, 2012, 2011 and 2010 amounted to RMB  18.3 million, RMB 12.6 million and RMB 5.7 million, respectively.

OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA
18.	OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA

We operate in one reportable segment, electrical distribution equipment based on aggregation criteria:
(1)  We manufacture and sell power control and distribution equipment, including cast resin transformers, substation, reactors, and switchgears.  While each type of product has a different function, all are used to control and to distribute electric power. (2) While the manufacturing techniques and equipment may vary among product types, we apply the similar production process, quality, and cost monitoring and control systems throughout our manufacturing facilities. (3) Our customer base is not differentiated by the type of products.   Our customers base comprise of resellers or end users of power control and distribution equipment, including OEMs, utilities, municipal governments, industrial companies, and commercial and residential developers.  Customers often procure one or more types of products we offer depending on their requirements. (4) Presently, we use the same sales team and similar distribution channels for all of our products, because the customer base for our products are the same.

Thus, we report one operating segment based on aggregation criteria. We sell our products in the People’s Republic of China, the United States, and Europe.

Geographic area data

	Year ended December 31,
	2012	2012	2011	2010
	US$	RMB	RMB	RMB
	(In thousands)
Revenues from external customers:
United States	17,216	108,347	125,221	48,183
Europe	9,520	59,910	44,768	28,607
PRC	183,801	1,156,695	1,244,300	890,284
	210,537	1,324,952	1,414,289	967,074
Property, Plant, and Equipment by area:
United States	2,401	15,092	15,920	17,342
PRC	38,960	244,880	217,857	195,497
	41,361	259,972	233,777	212,839
Net Assets
United States	6,855	43,089	34,529	22,354
PRC	186,004	1,169,100	1,105,260	980,940
	192,859	1,212,189	1,139,789	1,003,294

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE
19            EARNINGS PER   SHARE

On January 26, 2010, the Company declared a two-for one stock split to the shareholders of record as of  February 5, 2010. Accordingly, all outstanding shares and per share data in all periods presented have been restated to reflect the stock split.

Basic earnings per share for the years ended December 31, 2012, 2011 and 2010 was computed by dividing net income of RMB 88.5 million, RMB 154.1 million and RMB 90.0 million respectively by the weighted average number of 16,170,107, 16,163,696 and 16,159,893  common shares outstanding, respectively.

Diluted earnings per share for the years ended December 31, 2012, 2011 and 2010 was computed by dividing net income of RMB 88.5 million, RMB 154.1 million and RMB 90.0 million by the weighted average number of 16,717,277, 16,456,611 and 16,457,462  common shares outstanding, respectively. The weighted average number of shares includes potentially dilutive common shares, which reflect the dilutive effect of stock options, preferred shares and warrants. Warrants to purchase 200,000 shares of common stock were not included in diluted earnings per share in 2011, because the warrants were anti-dilutive based on the treasury stock method. Warrants to purchase 200,000 shares of common stock were expired in March 2012. Reconciliation of the denominator is as follows:

	2012	2011	2010
Denominator for basic earnings per share – weighted average shares	16,170,107	16,163,696	16,159,893

Effect of dilutive securities:
Exercisable stock options	547,170	292,915	246,770
Convertible warrants	-	-	50,799
Denominator for diluted earnings per share – adjusted weighted average shares and assumed conversions	16,717,277	16,456,611	16,457,462

EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders Equity Note [Abstract]
EQUITY
20.	EQUITY

As of December 31, 2009, 424,940 common shares have been repurchased at an aggregate cost of US$0.8 million, approximately RMB 6.8 million. The Company did not purchase any of its stock in the open market from 2009 to 2012.

The Company issued 12,000, nil, and 4,000 shares respectively in 2012, 2011 and 2010 from its treasury shares to the employees who exercised their stock options.

The Company’s convertible preferred stock (“preferred stock”) is convertible at any time into common shares at the rate of 1-to-1 and each share of preferred stock entitles its holder to the same number of votes as a Common Share. In the event of the Company’s liquidation, dissolution or winding up, the holders of preferred stock are entitled to a preference over the holders of common shares in the distribution of assets in an amount equal to the sum of: (i) US$2.188 per share, and (ii) an amount equal to declared but unpaid dividends on each such share. There was no outstanding preferred shares at the end of December 31, 2012.

(a)	1997 Stock Option Plan

A total of 1,000,000 common shares have been reserved for issuance under the Company’s 1997 Stock Option Plan. The 1997 Stock Option Plan provides for options to employees, officers, directors and consultants of the Group. The 1997 Stock Option Plan, which was established in October 1997, is administered by the board of directors or a committee appointed by the board, which determines the terms of options granted, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 1997 Stock Option Plan must be at least equal to the fair market value of each share on the date of grant. The vesting period is determined in each stock option agreement. Options shall be fully vested and become exercisable at the date vested. The maximum term of options granted under the 1997 Stock Option Plan is 10 years. We used the intrinsic value method under APB 25 and recognized no expense for options granted under this plan.

(b)	Stock option transactions under 1997 Stock Option Plan

During 2012 certain employees exercised stock options to purchase an aggregate of 12,000 shares of the Company’s common stock. The Company received US$21,300 from these exercises. No options were exercised under this plan in 2010 and 2011.

(c)	2006 Stock Option Plan

In October 2006, the Company adopted the 2006 Stock Option Plan, under which 600,000 common shares have been reserved for issuance. The 2006 Stock Option Plan provides for options to employees, officers, directors and consultants of the Group. The 2006 Stock Option Plan is administered by the board of directors or a committee appointed by the board, which determines the terms of options granted, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2006 Stock Option Plan must be at least equal to the fair market value of a Common Share on the date of grant. Options shall be fully vested and become exercisable on the date of vesting. The vesting period is determined in each stock option agreement. The maximum term of options granted under the 2006 Stock Option Plan is 10 years. We measure the fair value of each stock option grant at the date of grant using a Black-Scholes option pricing model.

          (d)         Stock option transactions under the 2006 Stock Option Plan

In March 2007, the Group entered into stock option agreements with certain of its directors and employees, to purchase an aggregate of 54,500 common shares. Options granted are exercisable at the price of US$9.03 per share and expire 5 years from the dated granted. The options are not transferable other than upon death and are exercisable from the date granted.

During 2009, certain current and previous employees exercised stock options to purchase 140,334 common shares. The Company received US$ 367,238 from these exercises.

In March 2008, the Company issued options to purchase 111,000 common shares.  These options are exercisable at a price of US$11.65 per share and expire 5 years from the date of grant.  The options are subject to termination of employment and are not transferable other than upon death.  The vesting dates range from the date of grant to January 1, 2011.

During 2009, certain employees exercised their options to purchase 37,300 common shares. The Company received US$ 434,545 from these exercises.

In April 2008, the Company issued options to purchase 21,500 common shares.  Options granted are exercisable at the price of US$15.28 per share and expire 5 years from the date of grant.  The options are subject to termination of employment and are not transferable other than upon death.  The options vested on January 1, 2009.

In December 2009, one employee exercised an option to purchase 4,000 common shares. The Company received US$61,140 from this exercise.

In February 2009, the Company issued stock options to purchase 207,200 common shares. Options granted are exercisable at a price of US$7.68 per share and expire 5 years from the date of grant. The options are subject to termination of employment and are not transferable other than upon death. There were 74,000 shares vested on January 1, 2010 and, additionally, 133,200 shares vested on February 5, 2012.

In December 2010, a director exercised a stock option to purchase 4,000 common shares. The Company received US$30,720 from this exercise.

In March 2011, the Company issued stock options to purchase 44,000 common shares. Options granted are exercisable at the price of US$ 10.83 per share and expire 5 years from the date of grant.

In March 2012, the Company issued stock options to purchase 132,166 common shares to its directors and certain employees. These options are exercisable at the price of US$ 8.34 per share and will expire on September 7, 2016.

In June 2012, one employee exercised his options to purchase 12,000 common shares. The Company received US$ 21,300 from this exercise.

            (e)       Warrants

In March 2007, the Company issued warrants to purchase 200,000 common shares in connection with a private placement.  This warrant is exercisable at a price of US$11.65 per share and expired on March 15, 2012.

We measure the fair value of each warrant at the date of granting using the Black-Scholes option-pricing model. The Black-Scholes option pricing model was developed to estimate the fair value of traded warrants, including expected volatility, expected life, expected dividend rate and expected risk-free rate of return.

The fair value of the warrants, issued in March 2007, in the amount of RMB 6.2 million, was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions for 2007: risk-free interest rate was 4.47%, an expected dividend yield of 1.03%, the volatility factor of the expected market price of the common shares was 66.14%, and a weighted average contractual life of the warrants of 5 years.

            (f)    Common Shares Reserved for Options, Warrants and Preferred Stock.

	December 31, 2012	December 31, 2011

Warrants	-	200,000
Stock options	586,566	498,566
Preferred stock	-	-

Total	586,566	698,566

           (g)    Stock Option Valuation

We measure the fair value of each stock option grant at the date of grant using a Black-Scholes option pricing model. The Black-Scholes option pricing model was developed for use in estimating the fair value of traded options, including expected volatility, expected life, expected dividend rate and expected risk-free rate of return.  The weighted-average exercise price for options outstanding as of December 31, 2012 was US$7.74. The weighted-average remaining contractual life of those options is 2.04 years.

                       The following assumptions were used for calculating fair value of stock options:

	December 31,	December 31,	December 31
	2012	2011	2010
Risk -free interest rate	0.55% to 1.62%	1.22% to 1.62%	1.62% to 1.99%
Average expected term (years)	3	3	3
Dividend yield	1.62%	1.31%	1.62%
Expected volatility	57.73% to 68.65%	68.65% to 72.65%	60.64% to 68.65%

The Company’s calculation of expected volatility for the year ended December 31, 2012 was based on the historical volatility of the Company’s stock price. We have adopted the guidance of ASC 718-10-S99-1 for purposes of determining the expected term for stock options. Due to limited historical data to rely upon, we use the “simplified” method in developing an estimate of expected term for stock options per ASC 718-10-S99-1.   The interest rate is based on the  U.S. Treasury yields in effect at the time of grant. While we believe that these assumptions are reasonable, actual experience may differ materially from these assumptions.

           (h)    Option Award Activity

A summary of the Company’s stock option activities, and related information for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012		2011		2010
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
		US$		US$		US$

Outstanding at beginning of year	498,566	7.52	454,566	7.02	458,566	7.03
Granted	132,166	8.34	44,000	10.83	-	-
Exercised	(12,000)	1.775	-		(4,000)	7.68
Cancelled	-		-		-
Forfeited	(32,166)		-		-
Outstanding at the end of year	586,566	7.74	498,566	7.52	454,566	7.02
Exercisable at the year end	454,400	7.56	321,366	7.00	311,166	6.82

Weighted average grant-date fair value of options granted during the year		US$8.34	US$10.83

A summary of the status of the Company’s nonvested shares for the years ended December 31, 2012, 2011, 2010 are as follows

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value (US$)
Nonvested at January 1, 2010	242,300	8.23
Granted	-	-
Vested	(98,900)	10.87
Forfeited	-	-
Nonvested at December 31, 2010	143,400	7.96
Granted	44,000	10.83
Vested	(10,200)	11.65
Forfeited	-	-
Nonvested at December 31, 2011	177,200	8.46
Granted	132,166	8.34
Vested	(177,200)	8.46
Forfeited	-	9.035
Nonvested at December 31, 2012	132,166	US$8.34

The Company recognized approximately RMB 2.6 million, RMB 2.4 million and RMB 1.4 million of compensation cost for the years ended December 31, 2012, 2011 and 2010, respectively.  No income tax benefit was recognized for the years ended December 31, 2012, 2011 and 2010. The total intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010 was RMB 302,000, RMB nil and RMB 75,000 respectively. The total intrinsic value of options outstanding during the year ended December 31, 2012 was RMB nil.  The total fair value of shares vested during the years ended December 31, 2012, 2011 and 2010 were approximately RMB 9.4 million, RMB nil million and RMB 5.7 million respectively.  Total compensation cost related to nonvested stock options that are not recognized at the end of December 31, 2012 and will be recognized in future years is RMB nil.

The following table summarizes information with respect to options outstanding at December 31, 2012:

		Outstanding
	Options	Weighted Average
Exercise	Number	Remaining
Price	Outstanding	Contractual Life(in years)
US$ 1.77	80,000	0.73
US$ 3.67	36,000	1.04
US$11.65	73,700	0.3
US$15.28	17,500	0.3
US$7.68	203,200	1.1
US$10.83	44,000	3.2
US$8.34	132,166	3.75
	586,566	1.11

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENT
21.	SUBSEQUENT EVENT

a)    Cash Dividend

On March 28, 2013, the Company paid a first  quarter cash dividend of US$0.03 per common share for the year 2013. According to the board of directors’ resolution on November 29, 2013, the company began to pay quarterly dividend in 2013.

b)     Stock option

On March 4, 2013, the Company issued options to purchase 61,800 common shares to its directors and certain employees. These options are exercisable at the price of US$ 5.53 per share and will expire on March 3, 2022.

The Company has performed an evaluation of subsequent events through the date these consolidated financial statements were issued to determine whether the circumstances warranted recognition and disclosure of those events or transactions in the consolidated financial statements as of December 31, 2012.

QUARTERLY FINANCIAL DATA (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (Unaudited)
22	QUARTERLY FINANCIAL DATA (Unaudited)

    Summarized quarterly financial data for 2012 and 2011 is as follows:

	Quarter
Fiscal 2012	First	Second	Third	Fourth

RMB
Sales	269,251,054	351,199,883	372,661,920	331,838,948
Gross (loss) profit	99,262,292	108,260,886	124,198,653	101,188,193
Net (loss) income from continuing operations	24,969,877	14,943,698	24,726,357	23,852,861
Net (loss) income from discontinued operations	-	-	-	-
Net (loss) income	24,969,877	14,943,698	24,726,357	23,852,861

Earnings per share - Basic	1.54	0.92	1.53	1.48
Earnings per share - Diluted	1.50	0.90	1.47	1.42

	Quarter
Fiscal 2011	First	Second	Third	Fourth

RMB
Sales	196,909,519	380,237,779	427,274,276	409,867,833
Gross (loss) profit	72,204,313	145,078,827	159,911,708	141,621,618
Net (loss) income from continuing operations	18,063,583	47,520,217	54,118,583	34,436,045
Net (loss) income from discontinued operations	-	-	-	-
Net (loss) income	18,063,583	47,520,217	54,118,583	34,436,045

Earnings per share - Basic	1.12	2.92	3.37	2.13
Earnings per share - Diluted	1.10	2.89	3.29	2.09

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Consolidation
                   (a)   Basis of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries, which are directly and indirectly wholly-owned. All intercompany accounts and transactions have been eliminated in consolidation.

Cash, Cash Equivalents and Restricted Cash
(b)   Cash, Cash Equivalents and Restricted Cash

The Group considers all highly liquid investments with a maturity of three months or less to be cash equivalents. The Group maintains certain bank accounts in the PRC which are not protected by FDIC insurance or other insurance. There was approximately RMB 112 million held in non-US banks or financial institutions as of December 31, 2012. As of December 31, 2012, the Group held approximately RMB 9.6 million (US$ 1.5 million) cash in the United States of which RMB4.6 million (US$0.7 million) was in excess of FDIC insurance limits.. At December 31, 2012, the Group had approximately RMB 5.2 million restricted cash related to products guaranty insurance.

Investments Available-for-Sale
(c)    Investments Available-for-Sale

The Group classifies its marketable debt and equity securities at the date of acquisition as available-for-sale. These securities are reported at fair value with the related unrealized gains and losses included in accumulated other comprehensive income (loss), a component of shareholders’ equity.

When determining whether an impairment of investments exists or a decline in value of an available-for-sale security is other-than-temporary, the Group evaluates evidence to support a realizable value in excess of the current market price for securities with readily determinable fair value. Such information may include the investment’s financial performance (including factors such as earnings trends, dividend payments, asset quality and specific events), the near-term prospects of the investment, the financial condition and prospects of the investment’s region and industry, and the Group’s investment intent. Typically, a sustained decline in the market value of a quoted security for six months is generally indicative of an other-than-temporary impairment. When a decline in value is deemed to be other-than-temporary, an impairment loss is recognized through a charge to interest income and other, net in the current period to the extent of the decline below the carrying value of the investment. Adverse changes in market conditions or poor operating results of underlying investments could result in additional other-than-temporary losses in future periods.

Trade Receivables
(d)   Trade Receivables

Trade receivables, which generally have 30 to 120 day terms, are recognized and carried at original invoice amounts less an allowance for doubtful accounts. Credit is offered to customers based on their payment history, financial capability, and credit rating. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. We evaluate specific accounts where we have information that certain customers are unable to meet their financial obligations. We also make judgments, based on the best available facts and circumstances, including but not limited to, the length of our relationship with the customer, the customers’ current credit status and known market factors, to record a specific reserve for customers against their corresponding receivable amounts. These specific reserves are re-evaluated and adjusted as additional information affects the estimated amounts. We write off receivables against allowance for doubtful account when there is evidence that the likelihood of collection is not probable and it is deemed uncollectible.

Notes Receivable
(e)   Notes Receivable

For accounts receivable in which payment is received in the form of short-term financial instruments, the Group classifies such accounts receivable as notes receivable. These short-term financial instruments generally mature, and thus are convertible into cash, in six months or less.

Inventories
                  (f)    Inventories

Inventories are priced at the lower of cost or market value. Market value represents the net realizable value for inventories. Cost is determined using the weighted average cost method.

We periodically review our inventory for excess inventory, obsolescence.  We write down the value of ending inventory for obsolete and unmarketable inventory equal to the difference between the cost of inventory and the estimated market value. These reviews require management to estimate future demand for our products and evaluate market conditions. Possible changes in these estimates could result in a write down of inventory. If actual market conditions are less favorable than those projected, additional inventory write-downs may be required. If actual market conditions are more favorable than projected, inventory previously written down may be sold, resulting in lower cost of sales and higher income from operations than expected in that period. As of December 31, 2012 and 2011, the balance of inventories reserves was RMB 8.7 million and RMB 7.9 million respectively.

Property, Plant and Equipment
(g)   Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the asset. Estimated useful lives are as follows:

Buildings	10 - 20 years
Machinery and equipment	6 - 10 years
Motor vehicles	6 years
Furniture, fixtures and office equipment	5 years

Maintenance and repair costs of a routine nature are expensed as incurred. Expenditures for major renewals and improvements that extend the life of an asset are capitalized.

Construction-in-Progress
(h)   Construction-in-Progress

Construction-in-progress is stated at cost which includes the cost of construction and other direct costs attributable to the construction. No provision for depreciation is made on construction-in-progress until such time as the relevant assets are completed and put into use. Construction-in-progress at December 31, 2012 represents a manufacturing factory that was under construction but was not ready for occupancy at year end and machinery under installation. Interest related to construction-in-progress of RMB 4.5 million was capitalized for the year end December 31, 2012. There is no interest related to construction-in-progress for the years ended December 31, 2011 and  2010.

Impairment of Long-lived Assets
(i)    Impairment of Long-lived Assets

For long-lived assets used in operations, the Group records impairment losses when events and circumstances indicate that these assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than their respective carrying amounts. If less, the impairment losses are based on the excess of the carrying amounts of these assets over their respective fair values. Their fair values would then become the new cost basis.  Fair value is determined by quoted market prices, if available. When quoted market prices are not available, the present value of the future estimated net cash flow is generally used. For assets held for sale, impairment losses are measured at the lower of the carrying amount or the fair value less costs to sell. For assets to be disposed of other than by sale, impairment losses are measured at their carrying amount less salvage value, if any, at the time the assets cease to be used.

Income Taxes
                  (j)    Income Taxes

The Group uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. This method also requires the recognition of future tax benefits such as net operating loss carry forwards, to the extent that such benefits will more-likely-than-not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The National People’s Congress, China’s parliament, promulgated on March 16, 2007, set a unified corporate income tax rate of 25% applicable to both domestic and foreign funded companies.  The new tax rate of 25% will take effect gradually. The applicable tax rate is 18% for calendar year 2008, 20% for 2009, 22% for 2010, 24% for 2011, and 25% for 2012. However, Hainan Jinpan was recognized as a technically advanced enterprise at the end of 2008 and is entitled to a 15% tax rate for three years commencing from January 1, 2008. Hainan Jinpan extended its status as technically advanced enterprise in 2011 and is entitled to a 15% tax rate for another three years commencing from January 2011.  From 2010 to 2012, the income tax rate applicable to Jinpan China will be one half of the prevailing rate. Shanghai Jinan’s income tax rate is 25% in 2011 and 2012. Shanghai T&D is taxed at 1.25% of sales in 2011 and is taxed at 25% of net income before tax in 2012. (For more information on Jinpan China’s effective tax rates, see Note 10. Deferred Tax Assets and Income Taxes.)

The Group classifies tax penalties and interest expense as income tax expense.

Value Added Tax
(k)   Value Added Tax

All of the Group’s products sold in the PRC are subject to Chinese VAT at a rate of 17% of the gross sales price. This VAT may be offset by VAT paid by the Group on raw materials and other materials included in the cost of producing its finished products.  The VAT amounts paid and available for offset are maintained in VAT Tax payables.

Goodwill
(l)    Goodwill

We adopted amended standards that simplify how entities test goodwill for impairment. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit in which goodwill resides is less than its carrying value. For reporting units in which this assessment concludes that it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform goodwill impairment testing. The Group performed a quantitative impairment test at the end of December 31, 2012. The test concluded that the fair value is more than the carry amount of the asset. The adoption of these amended standards did not have an impact on our consolidated financial statements.

Foreign Currency Translation
                      (m)      Foreign Currency Translation

The reporting currency of the Group is the Renminbi. The functional currency of Hainan Jinpan and Jinpan China is Renminbi and the functional currency of the Company and Jinpan USA is the US dollar. Financial statements for these entities have been translated into Renminbi in accordance with ASC 830, Foreign Currency Translation.  Asset and liability accounts are translated using the exchange rates in effect at the balance sheet date, and shareholders’ equity accounts are translated at the historical exchange rate. Income statement and cash flows amounts are translated using the average exchange rate for the applicable year. The gains and losses resulting from the changes in exchange rates from year-to-year are reported in Accumulated Other Comprehensive Income (Loss). The effect on the transaction gains and losses as reported on the Consolidated Statements of Income is insignificant for all years presented herein.

Operating Leases
                      (n)       Operating Leases

Leases, where substantially all the rewards and risks of ownership of assets remain with the leasing company, are accounted for as operating leases.  Rentals applicable to such operating leases are reported on the Consolidated Statements of Income and determined using the straight-line basis over the applicable lease term. The Operating Lease Rental Expense incurred by the Group during the years ended December 31, 2012, 2011 and 2010 amounted to RMB 4.9  million, RMB 3.8 million and RMB 2.9 million, respectively. The operating leases were recorded as cost of products sold or selling and administrative expense.

Revenue Recognition
(o)   Revenue Recognition

Revenue is recognized when (1) persuasive evidence of an arrangement exists, (2) delivery occurs, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. For some of our products sales in China, there are  provisions that we need to provide technical support to customers  before or during customers’ installation of the products. This involves multi-deliverable arrangement and should be accounted for separate unit of accounting. However, the Group considers the cost associated with the technical support to customers is inconsequential and perfunctory. The Group recognizes all the revenue upon delivery of the products when the significant risks and rewards of ownership have been transferred to the buyer upon delivery as one unit of accounting.

Non-Operating Income
(p)   Non-Operating Income

  For the Group’s non-operating transactions, income is recognized as follows:

(i)	interest income from bank deposits is recognized on a time proportionate basis using the principal outstanding and at the applicable interest rate; and

(ii)
government grant income is recognized as a component of other income when the relevant approvals are received from the government and any grant terms are met. If management does not believe that sufficient objective and positive evidence exists to conclude that approval of the grant from government is probable, the receipt of the grant is not recognized as income.

Use of Estimates
                  (q)  Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect amounts reported in the financial statements and the accompanying notes.  Actual results could differ from those estimates.

Earnings Per Common and Common Equivalent Share
(r)    Earnings Per Common and Common Equivalent Share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.  Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. The number of ordinary equivalent shares is related to outstanding stock options and warrants and is calculated using the treasury stock method.

Accumulated Other Comprehensive Income (Loss)
(s)   Accumulated Other Comprehensive Income (Loss)

Unrealized gains or losses on the Group’s available-for-sale securities and foreign currency translation adjustments are included in Accumulated Other Comprehensive Income (Loss).

Research and Development Costs

(t)	Research and Development Costs

Research and development costs consist of expenditures incurred during the course of planned research and investigation to develop new products or processes, or significantly enhance existing products or production processes, and implement new methods of design, testing of product alternatives or construction of prototypes.  The Group expenses all research and development costs as incurred.  The research and development costs incurred by the Group during the years ended December 31, 2012, 2011 and 2010 were RMB 58.8 million, RMB 68.6 million and RMB 51.4 million, respectively and all these amounts were recorded as selling and administrative expense.

Advertising Expense
(u)   Advertising Expense

The cost of advertising is expensed as incurred. The Group incurred RMB 0.6 million, RMB 1.3 million and RMB 0.6 million in advertising costs during 2012, 2011 and 2010, respectively and all these amounts were recorded as selling and administrative expense.

Shipping and Handling Expenses
(v)   Shipping and Handling Expenses

The cost of shipping and handling is expensed as incurred and reported within Selling and Administration Expenses. The Group incurred RMB 28.1 million, RMB 32.6 million and RMB 24.7 million in shipping and handling costs during 2012, 2011 and 2010, respectively.

Stock-based Compensation
 (w)   Stock-based Compensation

We record stock-based compensation expense based upon the grant date fair value of share-based awards. The fair value of the award is recognized as expense ratably over the requisite service periods. We use the Black-Scholes option-pricing model, which incorporates various assumptions including volatility, expected life and interest rates to determine fair value.
.
(For more information on the valuation methods used for options and warrants, see note 20(e), and (g),  Warrants and Stock options Valuation  respectively.)

Product Warranty

(x)	Product Warranty

The Group provides a basic limited warranty, which covers parts and labor, for all products, for one year.  The product warranty expense incurred in each year from 2010 through 2012 is not considered significant and the product warranty expense has not correlated with sales volume, thus, the Group recorded warranty expense as incurred. The Group incurred RMB 3.3  million, RMB 4.0 million, and RMB 2.6 million in product warranty expense during the years ended December 31, 2012, 2011 and 2010, respectively.

New Accounting Pronouncements

(y)	New Accounting Pronouncements

In July 2012, the FASB issued Accounting Standards Update No. 2012-02 Intangibles — Goodwill and Other (Topic 350): The amendments in this update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under these amendments, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on a qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company does not expect the adoption of the provisions in this update will have a significant impact on its consolidated financial statements.

In February 2013, the FASB issued Accounting Standards Update No. 2013-02 Comprehensive Income (Topic 220): The objective of this update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account (for example, inventory) instead of directly to income or expense in the same reporting period. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company does not expect the adoption of the provisions in this update will have a significant impact on its consolidated financial statements.

Fair Value Measurement

(z) Fair Value Measurement

In accordance with ASC subtopic 820-10, a fair value measurement is determined based on the assumptions that a market participant would use in pricing an asset or liability. Overall, establishes a three-tiered hierarchy that draws a distinction between market participant assumptions based on (i) observable inputs such as quoted prices in active markets (Level 1), (ii) inputs other than quoted prices in active markets that are observable either directly or indirectly (Level 2) and (iii) unobservable inputs that require the Company to use present value and other valuation techniques in the determination of fair value (Level 3). The following table presents information about assets and liabilities required to be carried at fair value on a recurring basis as of December 31, 2012 and 2011:
	Fair value at December 31,
(RMB in thousands)	2012	Level 1	Level 2	Level 3
Investment available-for-sale	70,000	70,000	-	-

	Fair value at December 31,
(RMB in thousands)	2011	Level 1	Level 2	Level 3
Investment available-for-sale	-	-	-	-

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of estimated useful life of asset
Buildings	10 - 20 years
Machinery and equipment	6 - 10 years
Motor vehicles	6 years
Furniture, fixtures and office equipment	5 years

Schedule of assets and liabilities carried at fair value on recurring basis

	Fair value at December 31,
(RMB in thousands)	2012	Level 1	Level 2	Level 3
Investment available-for-sale	70,000	70,000	-	-

	Fair value at December 31,
(RMB in thousands)	2011	Level 1	Level 2	Level 3
Investment available-for-sale	-	-	-	-

INVESTMENTS AVAILABLE-FOR-SALE (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of available-for-sale securities held by the group
	2012	2012	2011
	US$	RMB	RMB
	(In thousands)
Portfolio investment
Cost	11,137	70,000	-
Gross unrealized loss	-	-	-
Fair market value	11,137	70,000	-
Total investments available-for-sale	11,137	70,000	-

ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of accounts receivable

	2012	2012	2011
	US$	RMB	RMB
		( In thousands)
Accounts receivable-trade	130,750	821,826	716,912
Less: Allowance for doubtful accounts	(6,142)	(38,602)	(21,404)
Accounts receivable-net	124,608	783,224	695,508

Movement of allowance for doubtful accounts
Beginning at January 1	(3,397)	(21,404)	(15,842)
Reversal (provided) during the year	(2,745)	(17,198)	(6,244)
Less: Written off during the year	-	-	682
	(6,142)	(38,602)	(21,404)

INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventories

	2012	2012	2011
	US$	RMB	RMB
	(In thousands)
Finished products	22,047	138,573	143,987
Products in process	126	794	675
Raw materials	8,776	55,161	94,376
	30,949	194,528	239,038
Less: provision for inventories	(1,384)	(8,699)	(7,951)
Inventories	29,565	185,829	231,087

	2012	2012	2011
	US$	RMB	RMB
	(In thousands)
Movement of provision for inventories
Balance as at January 1	(1,261)	(7,951)	(5,443)
Provided during the year	(123)	(748)	(2,508)
Less: Written off during the year	-	-	-
Balance as at December 31	(1,384)	(8,699)	(7,951)

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	2012	2012	2011
	US$	RMB	RMB
	(In thousands)
Buildings	26,776	168,302	155,306
Machinery and equipment	31,414	197,452	161,915
Motor vehicles	4,055	25,486	22,761
Furniture, fixtures and office equipment	6,113	38,423	31,137
	68,358	429,662	371,119
Less: accumulated depreciation	(26,997)	(169,690)	(137,342)
	41,361	259,972	233,777

DEFERRED TAX ASSETS AND INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of pretax income (loss)
	2012	2012	2011	2010
	US$	RMB	RMB	RMB
	(In thousands)
British Virgin Islands	(1,047)	(6,592)	(10,645)	(10,157)
United States of America	504	3,171	2,895	1,685
The People’s Republic of China	16,887	106,277	183,223	124,790

	16,344	102,856	175,473	116,318

Schedule of provision for income taxes attributable to income before taxes
	2012	2012	2011	2010
	US$	RMB	RMB	RMB
	(In thousands)
Current
Non-US	(2,392)	(15,058)	(21,050)	(29,404)
US	(216)	(1,358)	(1,179)	(192)
Deferred US	-	-	-	-
Non-US	326	2,053	895	3,282
	(2,282)	(14,363)	(21,334)	(26,314)

Schedule of deferred tax assets and deferred tax liabilities
	2012	2012	2011
	US$	RMB	RMB
	(In thousands)
Deferred tax assets-China
Current
Allowance for doubtful accounts	862	5,415	3,211
Inventory reserves	167	1,049	1,200
Deferred expenses	310	1,950	1,950
	1,339	8,414	6,361
Non-Current
Depreciation	34	215	215
Total deferred tax assets-China	1,373	8,629	6,576
Deferred tax assets-USA	-	-	-
Total deferred Tax assets	1,373	8,629	6,576

Deferred tax liabilities-China	-	-	-
Deferred tax liabilities-USA
Current
Depreciation	9	56	56
Non-Current	-	-	-
Total deferred tax liabilities	9	56	56

Net deferred tax assets	1,364	8,573	6,520

Schedule of reconciliation of income tax

	2012	2012	2011	2010
	US$	RMB	RMB	RMB
	(In thousands)
Computed expected income tax	4,078	25,655	48,863	26,648
Impact of tax holiday and benefit of companies in China	(1,886)	(11,858)	(27,984)	(18,339)
Effect of difference between the PRC and USA tax rate	90	566	455	(230)
Others Tax (credits)	-	-	-	18,235
	2,282	14,363	21,334	26,314

BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Bank Loans [Abstract]
Schedule of bank loans

	2012	2012	2011
	US$	RMB	RMB
	(In thousands)

Short-term bank loans	17,644	110,901	135,313
Long-term bank loan	26,315	165,406	9,451
Less: current portion	(17,644)	(110,901)	(135,313)
	26,315	165,406	9,451

Schedule of principal balance due for the next five years	RMB in thousands
Year	2013	2014	2015	2016	2017	thereafter
Principal Due	1,864,	7,884,	15,447,	15,459,	30,505,	96,111,

DISTRIBUTION OF INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Distribution Of Income [Abstract]
Schedule of appropriations to reserves
	2012	2012	2011	2010
(In thousands)	US$	RMB	RMB	RMB
Statutory reserve fund	-	-	16,214	37,656
Enterprise expansion fund	-	-	-	-
Staff welfare and bonus fund	-	-	-	-
Dividends	-	-	-	-
	-	-	16,214	37,656

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
	(In thousands)
	US$	RMB
2013	545	3,425
2014	87	547
2015	71	447
2016	66	412
2017	66	412
2018 and thereafter	298	1,871
Total minimum lease payments	1,133	7,114

Schedule of future minimum payments to employees under employment contracts
	US$	RMB
	(In thousands)
2013	5,592	35,151
2014	4,184	26,275
2015	2,286	14,356
2016	1,163	7,304
2017	1,089	6,836
2018 and thereafter	9,135	57,370
Total minimum employment contract payments	23,449	147,292

OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of segment reporting information by geographic area
	Year ended December 31,
	2012	2012	2011	2010
	US$	RMB	RMB	RMB
	(In thousands)
Revenues from external customers:
United States	17,216	108,347	125,221	48,183
Europe	9,520	59,910	44,768	28,607
PRC	183,801	1,156,695	1,244,300	890,284
	210,537	1,324,952	1,414,289	967,074
Property, Plant, and Equipment by area:
United States	2,401	15,092	15,920	17,342
PRC	38,960	244,880	217,857	195,497
	41,361	259,972	233,777	212,839
Net Assets
United States	6,855	43,089	34,529	22,354
PRC	186,004	1,169,100	1,105,260	980,940
	192,859	1,212,189	1,139,789	1,003,294

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of reconciliation of the denominator
	2012	2011	2010
Denominator for basic earnings per share – weighted average shares	16,170,107	16,163,696	16,159,893

Effect of dilutive securities:
Exercisable stock options	547,170	292,915	246,770
Convertible warrants	-	-	50,799
Denominator for diluted earnings per share – adjusted weighted average shares and assumed conversions	16,717,277	16,456,611	16,457,462

EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders Equity Note [Abstract]
Schedule of common shares reserved for options, warrants and preferred stock
	December 31, 2012	December 31, 2011

Warrants	-	200,000
Stock options	586,566	498,566
Preferred stock	-	-

Total	586,566	698,566

Schedule of fair value of stock options

	December 31,	December 31,	December 31
	2012	2011	2010
Risk -free interest rate	0.55% to 1.62%	1.22% to 1.62%	1.62% to 1.99%
Average expected term (years)	3	3	3
Dividend yield	1.62%	1.31%	1.62%
Expected volatility	57.73% to 68.65%	68.65% to 72.65%	60.64% to 68.65%

Schedule of option award activity
	2012		2011		2010
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
		US$		US$		US$

Outstanding at beginning of year	498,566	7.52	454,566	7.02	458,566	7.03
Granted	132,166	8.34	44,000	10.83	-	-
Exercised	(12,000)	1.775	-		(4,000)	7.68
Cancelled	-		-		-
Forfeited	(32,166)		-		-
Outstanding at the end of year	586,566	7.74	498,566	7.52	454,566	7.02
Exercisable at the year end	454,400	7.56	321,366	7.00	311,166	6.82

Weighted average grant-date fair value of options granted during the year		US$8.34	US$10.83

Schedule of nonvested shares
Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value (US$)
Nonvested at January 1, 2010	242,300	8.23
Granted	-	-
Vested	(98,900)	10.87
Forfeited	-	-
Nonvested at December 31, 2010	143,400	7.96
Granted	44,000	10.83
Vested	(10,200)	11.65
Forfeited	-	-
Nonvested at December 31, 2011	177,200	8.46
Granted	132,166	8.34
Vested	(177,200)	8.46
Forfeited	-	9.035
Nonvested at December 31, 2012	132,166	US$8.34

Schedule of options outstanding
		Outstanding
	Options	Weighted Average
Exercise	Number	Remaining
Price	Outstanding	Contractual Life(in years)
US$ 1.77	80,000	0.73
US$ 3.67	36,000	1.04
US$11.65	73,700	0.3
US$15.28	17,500	0.3
US$7.68	203,200	1.1
US$10.83	44,000	3.2
US$8.34	132,166	3.75
	586,566	1.11

QUARTERLY FINANCIAL DATA (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial data

	Quarter
Fiscal 2012	First	Second	Third	Fourth

RMB
Sales	269,251,054	351,199,883	372,661,920	331,838,948
Gross (loss) profit	99,262,292	108,260,886	124,198,653	101,188,193
Net (loss) income from continuing operations	24,969,877	14,943,698	24,726,357	23,852,861
Net (loss) income from discontinued operations	-	-	-	-
Net (loss) income	24,969,877	14,943,698	24,726,357	23,852,861

Earnings per share - Basic	1.54	0.92	1.53	1.48
Earnings per share - Diluted	1.50	0.90	1.47	1.42

	Quarter
Fiscal 2011	First	Second	Third	Fourth

RMB
Sales	196,909,519	380,237,779	427,274,276	409,867,833
Gross (loss) profit	72,204,313	145,078,827	159,911,708	141,621,618
Net (loss) income from continuing operations	18,063,583	47,520,217	54,118,583	34,436,045
Net (loss) income from discontinued operations	-	-	-	-
Net (loss) income	18,063,583	47,520,217	54,118,583	34,436,045

Earnings per share - Basic	1.12	2.92	3.37	2.13
Earnings per share - Diluted	1.10	2.89	3.29	2.09

ORGANIZATION AND PRINCIPAL ACTIVITIES - Ownership Interest (Details)	Dec. 31, 2012
Jinpan Electric Group (Shanghai) Co. Ltd. | Jinpan Electric Group (Shanghai) Alternative Energy Equipment Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Jinpan Electric Group (Shanghai) Co. Ltd. | Jinpan Electric Group (Shanghai) Transmission and Distribution Automation Equipment Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Jinpan Electric Group (Shanghai) Co. Ltd. | Shanghai Dong Dian International Trading Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Jinpan Electric Group (Shanghai) Co. Ltd. | Shanghai Pan Investment Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Hainan Jinpan Electric Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	85.00%
Hainan Jinpan Electric Co. Ltd. | Hainan Jinpan Electric Reasearch Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Hainan Jinpan Electric Co. Ltd. | Guilin Jun Tai Fu Electric Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Hainan Jinpan Electric Co. Ltd. | Wuhan Jinpan Electric Co. Ltd.
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners	15.00%
Hainan Jinpan Electric Co. Ltd. | Jinpan Electric Group (Shanghai) Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	70.00%
Ownership percentage by noncontrolling owners	30.00%
Jinpan Electric (China) Co. Ltd
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Jinpan Electric (China) Co. Ltd | Wuhan Jinpan Electric Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Jinpan International USA Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Jinpan International USA Ltd. | Jinpan Realty Group LLC
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%

BASIS OF PRESENTATION (Detail Textuals)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Translation rate of currency for asset and liability per dollar (in RMB)	6.28
Translation rate of currency for income statement per dollar (in RMB)	6.29

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2012
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	10 - 20 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	6 - 10 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	6 years
Furniture, fixtures and office equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Information about assets and liabilities required to be carried at fair value on a recurring basis (Details 1) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Fair Value CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Fair Value CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 1 CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Level 1 CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 2 CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Level 2 CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Level 3 CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment available-for-sale	$ 11,137	70,000		70,000		70,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 United States USD ($)	Dec. 31, 2012 United States CNY	Dec. 31, 2012 Non United States CNY
Cash and Cash Equivalents [Line Items]
Cash held in non-US banks or financial institutions and United States						$ 1,500,000	9,600,000	112,000,000
Excess of FDIC insurance limits	4,600,000	700,000
Restricted cash related to products guaranty insurance	5,200,000
Inventories reserves	8,699,000	1,265,000	1,261,000	7,951,000	5,443,000
Depreciation methods of property, plant and equipment	straight-line method
Interest related to construction-in-progress capitalized	4,500,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Rate [Line Items]
Corporate income tax	25.00%
Applicable income tax rate	25.00%	24.00%	22.00%	20.00%	18.00%
Percentage of tax rate entitled for technically advanced enterprise					15.00%
Hainan Jinpan Electric Co. Ltd.
Income Tax Rate [Line Items]
Applicable income tax rate	25.00%
Percentage of tax rate entitled for technically advanced enterprise		15.00%
Shanghai Jinpan Electric Company Limited
Income Tax Rate [Line Items]
Corporate income tax	25.00%	25.00%
Applicable income tax rate	25.00%	25.00%
Tax rate on sale		1.25%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 2) (The People's Republic of China)	12 Months Ended
Dec. 31, 2012
The People's Republic of China
Value Added Tax [Line Items]
Percentage of Chinese VAT	17.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 3) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Operating lease rental expense	4.3	3.8	2.9
Research and development costs	58.8	68.6	51.4
Advertising costs	0.6	1.3	0.6
Shipping and handling costs	28.1	32.6	24.7
Product warranty expense	3.3	4	2.6

INVESTMENTS AVAILABLE-FOR-SALE (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Portfolio investment
Cost	$ 11,137	70,000
Gross unrealized loss
Fair market value	11,137	70,000
Total investments available-for-sale	$ 11,137	70,000

ACCOUNTS RECEIVABLE, NET - Accounts receivable of group (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable-trade	$ 130,750	821,826	716,912
Less: Allowance for doubtful accounts	(6,142)	(38,602)	(21,404)
Accounts receivable, net	124,608	783,224	695,508
Movement of allowance for doubtful accounts
Beginning at January 1	(3,397)	(21,404)	(15,842)
Reversal (provided) during the year	(2,745)	(17,198)	(6,244)
Less: Written off during the year			682
Balance at December 31	$ (6,142)	(38,602)	(21,404)

INVENTORIES, NET - Inventories of group (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Inventory Disclosure [Abstract]
Finished products	$ 22,047	138,573		143,987
Products in process	126	794		675
Raw materials	8,776	55,161		94,376
Inventory, gross	30,949	194,528		239,038
Less: provision for inventories	(1,265)	(8,699)	(1,261)	(7,951)	(5,443)
Inventories	$ 29,565	185,829		231,087

INVENTORIES, NET - Movement of provision for inventories (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Inventory [Roll Forward]
Balance as at January 1	$ (1,261)	(7,951)	(5,443)
Provision for inventories	(119)	(748)	(2,508)	(2,307)
Less: Written off during the year
Balance as at December 31	$ (1,265)	(8,699)	(7,951)	(5,443)

LAND USE RIGHT (Detail Textuals)	12 Months Ended
Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Method of amortization	straight line basis
Land use right | Hainan Jinpan Electric Co. Ltd. | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Land use right useful life	40 years
Land use right | Hainan Jinpan Electric Co. Ltd. | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Land use right useful life	20 years
Land use right | Shanghai Jinpan Electric Company Limited | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Land use right useful life	40 years
Land use right | Shanghai Jinpan Electric Company Limited | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Land use right useful life	20 years
Land use right | Wuhan Jinpan Electric Co. Ltd.
Acquired Finite-Lived Intangible Assets [Line Items]
Land use right useful life	50 years
Land use right | Guilin Jun Tai Fu Electric Co. Ltd.
Acquired Finite-Lived Intangible Assets [Line Items]
Land use right useful life	50 years

PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment of group (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings USD ($)	Dec. 31, 2012 Buildings CNY	Dec. 31, 2011 Buildings CNY	Dec. 31, 2012 Machinery and equipment USD ($)	Dec. 31, 2012 Machinery and equipment CNY	Dec. 31, 2011 Machinery and equipment CNY	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Furniture, fixtures and office equipment USD ($)	Dec. 31, 2012 Furniture, fixtures and office equipment CNY	Dec. 31, 2011 Furniture, fixtures and office equipment CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 68,358	429,662	371,119		$ 26,776	168,302	155,306	$ 31,414	197,452	161,915	$ 4,055	25,486	22,761	$ 6,113	38,423	31,137
Less: accumulated depreciation	(26,997)	(169,690)	(137,342)
Property, plant and equipment, net	$ 41,361	259,972	233,777	212,839

PROPERTY, PLANT AND EQUIPMENT (Detail Textuals) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 5,246	33,016	27,791	24,449

NOTES PAYABLE (Detail Textuals) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Notes Payable [Abstract]
Notes payable	$ 6,008	37,761	85,763

DEFERRED TAX ASSETS AND INCOME TAXES - Pretax income (loss) (Details) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012 CNY	Sep. 30, 2012 CNY	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2011 CNY	Jun. 30, 2011 CNY	Mar. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 British Virgin Islands USD ($)	Dec. 31, 2012 British Virgin Islands CNY	Dec. 31, 2011 British Virgin Islands CNY	Dec. 31, 2010 British Virgin Islands CNY	Dec. 31, 2012 UNITED STATES USD ($)	Dec. 31, 2012 UNITED STATES CNY	Dec. 31, 2011 UNITED STATES CNY	Dec. 31, 2010 UNITED STATES CNY	Dec. 31, 2012 The People's Republic of China USD ($)	Dec. 31, 2012 The People's Republic of China CNY	Dec. 31, 2011 The People's Republic of China CNY	Dec. 31, 2010 The People's Republic of China CNY
Income (Loss) Before Income Taxes [Line Items]
Income before income taxes	23,852,861	24,726,357	14,943,698	24,969,877	34,436,045	54,118,583	47,520,217	18,063,583	$ 16,344	102,856	175,473	116,318	$ (1,047)	(6,592)	(10,645)	(10,157)	$ 504	3,171	2,895	1,685	$ 16,887	106,277	183,223	124,790

DEFERRED TAX ASSETS AND INCOME TAXES - Components of provision for income taxes attributable to income before taxes (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current
Non-US	$ (2,392)	(15,058)	(21,050)	(29,404)
US	(216)	(1,358)	(1,179)	(192)
Deferred
US
Non-US	326	2,053	895	3,282
Income taxes	$ (2,282)	(14,363)	(21,334)	(26,314)

DEFERRED TAX ASSETS AND INCOME TAXES - Deferred tax assets and deferred tax liabilities (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 United States USD ($)	Dec. 31, 2012 United States CNY	Dec. 31, 2011 United States CNY	Dec. 31, 2012 China USD ($)	Dec. 31, 2012 China CNY	Dec. 31, 2011 China CNY
Current
Allowance for doubtful accounts							$ 862	5,415	3,211
Inventory reserves							167	1,049	1,200
Deferred expenses							310	1,950	1,950
Total Deferred tax assets, current	1,339	8,414	6,361				1,339	8,414	6,361
Non-Current
Deferred tax assets	34	215	215				34	215	215
Total deferred Tax assets	1,373	8,629	6,576				1,373	8,629	6,576
Current
Depreciation				9	56	56
Non-Current
Deferred tax liabilities	9	56	56
Net deferred tax assets	$ 1,364	8,573	6,520

DEFERRED TAX ASSETS AND INCOME TAXES - Reconciliation of income tax computed (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Tax Disclosure [Abstract]
Computed expected income tax	$ 4,078	25,655	48,863	26,648
Impact of tax holiday and benefit of companies in China	(1,886)	(11,858)	(27,984)	(18,339)
Effect of difference between the PRC and USA tax rate	90	566	455	(230)
Others Tax (credits)				18,235
Income tax expenses, total	$ 2,282	14,363	21,334	26,314

DEFERRED TAX ASSETS AND INCOME TAXES (Detail Textuals)	12 Months Ended						36 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012 Hainan Jinpan Electric Co. Ltd.	Dec. 31, 2010 Hainan Jinpan Electric Co. Ltd.	Dec. 31, 2012 Jinpan Electric (China) Co. Ltd	Dec. 31, 2012 Shanghai Jinpan Electric Company Limited	Dec. 31, 2011 Shanghai Jinpan Electric Company Limited	Dec. 31, 2010 Shanghai Jinpan Electric Company Limited	Dec. 31, 2009 Shanghai Jinpan Electric Company Limited
Income Tax Rate [Line Items]
Applicable income tax rate	25.00%	24.00%	22.00%	20.00%	18.00%	25.00%			25.00%	25.00%
Percentage of tax rate entitled for technically advanced enterprise							15.00%
Corporate income tax	25.00%							12.50%	25.00%	25.00%
Tax rate on deemed profit										25.00%	1.25%	1.25%

BANK LOANS - Calculation of bank loan (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Bank Loans [Abstract]
Short-term bank loans	$ 17,644	110,901	135,313
Long-term bank loan	26,315	165,406	9,451
Less: current portion	(17,644)	(110,901)	(135,313)
Long term loan, total	$ 26,315	165,406	9,451

BANK LOANS - Principal balance due for next five years (Details 1) (Jinpan Realty and Guilin JFT, Mortgages, CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Jinpan Realty and Guilin JFT | Mortgages
Line of Credit Facility [Line Items]
2013	1,864
2014	7,884
2015	15,447
2016	15,459
2017	30,505
Thereafter	96,111

BANK LOANS (Detail Textuals) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Hainan Jinpan Electric Co. Ltd. | Working Capital Credit Facility
Line of Credit Facility [Line Items]
Credit facility	250,000
Outstanding balance under credit facility	10,000
Interest rate description	Benchmark rate set by the People's Bank of China
Credit facility accrued interest	6.56%
Hainan Jinpan Electric Co. Ltd. | Bank Of China | Working Capital Credit Facility
Line of Credit Facility [Line Items]
Credit facility	130,000
Outstanding balance under credit facility	45,000
Interest rate description	Prime rate
Credit facility accrued interest	6.00%
Hainan Jinpan Electric Co. Ltd. | Bank Of China | Unsecured Letter Of Credit Facility
Line of Credit Facility [Line Items]
Credit facility	173,000
Interest rate description	LIBOR plus a margin rate
Hainan Jinpan Electric Co. Ltd. | Bank Of Communication | Unsecured Letter Of Credit Facility
Line of Credit Facility [Line Items]
Credit facility	120,000
Shanghai Jinpan Electric Company Limited | Bank Of China | Working Capital Credit Facility
Line of Credit Facility [Line Items]
Credit facility	50
Shanghai Jinpan Electric Company Limited | Bank Of China | Unsecured Letter Of Credit Facility
Line of Credit Facility [Line Items]
Credit facility	120
Outstanding balance under credit facility	20
Interest rate description	Interest according to the benchmark rate set by bank of China
Credit facility accrued interest	5.88%
Shanghai Jinpan Electric Company Limited | Bank Of China | Letter of Credit
Line of Credit Facility [Line Items]
Credit facility	70
Guilin Jun Tai Fu Electric Co. Ltd. | Bank Of Communication
Line of Credit Facility [Line Items]
Credit facility	350,000
Number of credit facility	2
Guilin Jun Tai Fu Electric Co. Ltd. | Bank Of Communication | Working Capital Credit Facility
Line of Credit Facility [Line Items]
Credit facility	140,000
Line of credit facility, benchmark interest rate	1.05%
Line of credit facility, term	2 years
Guilin Jun Tai Fu Electric Co. Ltd. | Bank Of Communication | Fixed Asset Credit Line Facility
Line of Credit Facility [Line Items]
Credit facility	210,000
Outstanding balance under credit facility	158,000
Credit facility accrued interest	6.88%
Line of credit facility, benchmark interest rate	1.05%
Line of credit facility, term	7 years

BANK LOANS (Detail Textuals 1) (Mortgages, Jinpan Realty) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Line of Credit Facility [Line Items]
Long term mortgage bank loan	$ 1.7
Percentage of interest rates for first five years	6.00%	6.00%
Interest rates for remainder of loan	2.00%	2.00%
Interest rates	U.S. treasury rate plus 2%	U.S. treasury rate plus 2%
Term of long term mortgage bank loan	20 years	20 years
Outstanding balance of long term mortgage bank loan	$ 1.5	9.4

GOVERNMENT GRANTS (Detail Textuals) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Government Grants [Abstract]
Other income recognized	16.2	13.2	13.1
Guilin JFT received grant from Guilin government	19.4

DISTRIBUTION OF INCOME - Appropriations to reserves (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Distribution Of Income [Abstract]
Statutory reserve fund			16,214	37,656
Enterprise expansion fund
Staff welfare and bonus fund
Dividends
Appropriations to reserves			16,214	37,656

DISTRIBUTION OF INCOME (Detail Textuals) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended
	Nov. 29, 2012 USD ($)	Jan. 16, 2012 USD ($) Installment	Feb. 28, 2010	Jan. 26, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Distribution Of Income [Abstract]
Maximum percentage of reserve created on registered capital					50.00%	50.00%
Reserves made by Group and its subsidiaries							$ 16.2	$ 37.6
Remaining reserve to fullfill specified capital requirement						254.9
Cash dividend declared (in dollars)		$ 0.14					$ 0.14	$ 0.14
Number of installments for dividend payment		2
Special dividend declared (in dollars)	$ 0.04
Cash dividends declared reflect effect of stock split			2-for-1	2-for 1
Staff welfare and bonus percentage of net income					10.00%	10.00%

COMMITMENTS AND CONTINGENT LIABILITIES - Future minimum payments under non-cancelable operating leases (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Commitments and Contingencies Disclosure [Abstract]
2013	$ 545	3,425
2014	87	547
2015	71	447
2016	66	412
2017	66	412
2018 and thereafter	298	1,871
Total minimum lease payments	$ 1,133	7,114

COMMITMENTS AND CONTINGENT LIABILITIES - Future minimum payments to employees under employment contracts (Details 1) (Employment Contracts) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Employment Contract [Line Items]
2013	$ 5,592	35,151
2014	4,184	26,275
2015	2,286	14,356
2016	1,163	7,304
2017	1,089	6,836
2018 and thereafter	9,135	57,370
Total minimum employment contract payments	$ 23,449	147,292

COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employment Agreements Parties [Line Items]
Lease expense	4.3	3.8	2.9
Licensee expense	1	1.2	0.5
Maximum
Employment Agreements Parties [Line Items]
Renewal period for operating lease commitments	2 years
Minimum
Employment Agreements Parties [Line Items]
Renewal period for operating lease commitments	1 year
Management and Others | Maximum
Employment Agreements Parties [Line Items]
Terms of employment agreements	5 years
Management and Others | Minimum
Employment Agreements Parties [Line Items]
Terms of employment agreements	2 years
Support Personnel | Maximum
Employment Agreements Parties [Line Items]
Terms of employment agreements	1 year
Support Personnel | Minimum
Employment Agreements Parties [Line Items]
Terms of employment agreements	6 months

COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals 1) (Capital Addition, CNY) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Addition
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase of new machinery	42.1

CONCENTRATION OF RISK (Detail Textuals)	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer
Purchase | Supplier Concentration Risk | Momentive (Hexion /Bakelite AG)
Concentration Risk [Line Items]
Percentage accounted	1.17%	0.93%
Purchase | Supplier Concentration Risk | Speed Fair (Xiamen) Co Ltd
Concentration Risk [Line Items]
Percentage accounted	0.26%	1.28%
Purchase | Supplier Concentration Risk | Wuhan Steel Processing Co Ltd
Concentration Risk [Line Items]
Percentage accounted	12.99%	26.70%
Purchase | Supplier Concentration Risk | Thyssenkrupp Electrical Steel GmbH
Concentration Risk [Line Items]
Percentage accounted	11.88%	11.12%
Purchase | Supplier Concentration Risk | Hainan Xinlong Copper Co Ltd
Concentration Risk [Line Items]
Percentage accounted	3.84%	5.02%
Purchase | Supplier Concentration Risk | Jiangyin Copper Co Ltd
Concentration Risk [Line Items]
Percentage accounted	5.77%	7.06%
Purchase | Supplier Concentration Risk | Shanghai Congxin Electric Co Ltd
Concentration Risk [Line Items]
Percentage accounted	4.19%	9.42%
Sales | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage accounted	12.70%	13.60%	9.10%
Number of customer	1	1	1

PENSION AND OTHER POST RETIREMENT BENEFITS (Detail Textuals) (Defined contribution retirement plan, CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Hainan Jinpan Electric Co. Ltd.
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution in percentage	20.00%
Jinpan Electric (China) Co. Ltd
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution in percentage	8.00%
Hainan Jinpan, Jinpan China and Shanghai Jinpan
Defined Benefit Plan Disclosure [Line Items]
Pension expense	18.3	12.6	5.7

OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA - Geographic area data (Details) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended					12 Months Ended
	Dec. 31, 2012 CNY	Sep. 30, 2012 CNY	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2011 CNY	Jun. 30, 2011 CNY	Mar. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 United States USD ($)	Dec. 31, 2012 United States CNY	Dec. 31, 2011 United States CNY	Dec. 31, 2010 United States CNY	Dec. 31, 2012 Europe USD ($)	Dec. 31, 2012 Europe CNY	Dec. 31, 2011 Europe CNY	Dec. 31, 2010 Europe CNY	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY
Revenues from external customers:
Revenues from external customers	331,838,948	372,661,920	351,199,883	269,251,054	409,867,833	427,274,276	380,237,779	196,909,519	$ 210,537	1,324,952	1,414,289	967,074		$ 17,216	108,347	125,221	48,183	$ 9,520	59,910	44,768	28,607	$ 183,801	1,156,695	1,244,300	890,284
Property, Plant, and Equipment by area:
Property, Plant, and Equipment by area	259,972				233,777				41,361	259,972	233,777	212,839		2,401	15,092	15,920	17,342					38,960	244,880	217,857	195,497
Net Assets
Total shareholders' equity	1,212,189				1,139,789				$ 192,859	1,212,189	1,139,789	1,003,294	928,054	$ 6,855	43,089	34,529	22,354					$ 186,004	1,169,100	1,105,260	980,940

OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA (Detail Textuals)	12 Months Ended
Dec. 31, 2012 Reportable_Segment
Segment Reporting [Abstract]
Number of reportable segment	1

EARNINGS PER COMMON AND COMMON EQUIVALENT SHARE - Reconciliation of denominator (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Denominator for basic earnings per share- weighted average shares	16,170,107	16,163,696	16,159,893
Effect of dilutive securities:
Denominator for diluted earnings per share- adjusted weighted average shares and assumed conversions	16,717,277	16,456,611	16,457,462
Stock options
Effect of dilutive securities:
Effect of dilutive securities	547,170	292,915	246,770
Warrants
Effect of dilutive securities:
Effect of dilutive securities			50,799

EARNINGS PER COMMON AND COMMON EQUIVALENT SHARE (Detail Textuals) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended								12 Months Ended
	Feb. 28, 2010	Jan. 26, 2010	Dec. 31, 2012 CNY	Sep. 30, 2012 CNY	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2011 CNY	Jun. 30, 2011 CNY	Mar. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock split ratio	2-for-1	2-for 1
Net income			23,852,861	24,726,357	14,943,698	24,969,877	34,436,045	54,118,583	47,520,217	18,063,583	$ 14,062	88,493	154,139	90,004
Number of weighted average shares, basic											16,170,107	16,170,107	16,163,696	16,159,893
Number of weighted average shares, diluted											16,717,277	16,717,277	16,456,611	16,457,462
Number of antidilutive securities excluded from computation of earnings per share															200,000

EQUITY - Common Shares Reserved for Options, Warrants and Preferred Stock (Details)	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for options, warrants and preferred stock	586,566	698,566
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for options, warrants and preferred stock		200,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for options, warrants and preferred stock	586,566	498,566
Preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for options, warrants and preferred stock

EQUITY - Assumptions for calculation of fair value of stock options (Details 1) (Stock Options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected term (years)	3 years	3 years	3 years
Dividend yield	1.62%	1.31%	1.62%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk -free interest rate	0.55%	1.22%	1.62%
Expected volatility	57.73%	68.65%	60.64%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk -free interest rate	1.62%	1.62%	1.99%
Expected volatility	68.65%	72.65%	68.65%

EQUITY - Summary of stock option activities (Details 2) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options, Outstanding at beginning of year	498,566	454,566	458,566
Options, Granted	132,166	44,000
Options, Exercised	(12,000)		(4,000)
Options, Cancelled
Options, Forfeited	(32,166)
Outstanding at ending of year	586,566	498,566	454,566
Options, Exercisable at the year end	454,400	321,366	311,166
Weighted average grant-date fair value of options granted during the year	$ 8.34	$ 10.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price,Outstanding at beginning of year	$ 7.52	$ 7.02	$ 7.03
Weighted average exercise price, Granted	$ 8.34	$ 10.83
Weighted average exercise price, Exercised	$ 1.775		$ 7.68
Weighted average exercise price, Cancelled
Weighted average exercise price, Forfeited
Weighted Average Exercise Price,Outstanding at the end of year	$ 7.74	$ 7.52	$ 7.02
Weighted average exercise price, Exercisable at the year end	$ 7.56	$ 7	$ 6.82

EQUITY - Summary of status of nonvested share (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested shares at January 1	177,200	143,400	242,300
Nonvested shares, Granted	132,166	44,000
Nonvested shares, Vested	(177,200)	(10,200)	(98,900)
Nonvested shares, Forfeited
Nonvested shares, at December 31	132,166	177,200	143,400
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average grant date fair value, Nonvested at January 1	$ 8.46	$ 7.96	$ 8.23
Weighted average grant date fair value, Granted	$ 8.34	$ 10.83
Weighted average grant date fair value, Vested	$ 8.46	$ 11.65	$ 10.87
Weighted average grant date fair value, Forfeited	$ 9.035
Weighted average grant date fair value, Nonvested at December 31	$ 8.34	$ 8.46	$ 7.96

EQUITY - Summarizes information of options outstanding (Details 4) (Stock Options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	586,566	498,566	454,566	458,566
Outstanding weighted average remaining contractual life (in years)	1 year 1 month 10 days
US$ 1.77
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	80,000
Outstanding weighted average remaining contractual life (in years)	8 months 23 days
US $3.67
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	36,000
Outstanding weighted average remaining contractual life (in years)	1 year 14 days
US $11.65
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	73,700
Outstanding weighted average remaining contractual life (in years)	3 months 18 days
US $15.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	17,500
Outstanding weighted average remaining contractual life (in years)	3 months 18 days
US $7.68
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	203,200
Outstanding weighted average remaining contractual life (in years)	1 year 1 month 6 days
US $10.83
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	44,000
Outstanding weighted average remaining contractual life (in years)	3 years 3 months 12 days
US$8.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	132,166
Outstanding weighted average remaining contractual life (in years)	3 years 9 months

EQUITY (Detail Textuals) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2009 Common Stock USD ($)	Dec. 31, 2009 Common Stock CNY	Dec. 31, 2012 Convertible preferred stock USD ($)	Dec. 31, 2012 Treasury stock	Dec. 31, 2011 Treasury stock	Dec. 31, 2010 Treasury stock
Class of Stock [Line Items]
Number of common shares repurchased	424,940	424,940
Aggregate cost of common shares repurchased	$ 0.8	6.8
Treasury shares issued to employees				12,000		4,000
Distribution of assets per share			$ 2.188
Preferred stock conversion ratio in to common stock			1-to-1
Number of shares converted			1

EQUITY (Detail Textuals 1)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2012 1997 Stock Option Plan Stock Options USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock reserved for issuance							1,000,000
Term of options granted							10 years
Options, Exercised				(12,000)		(4,000)	12,000
Proceeds from employees stock options exercised	$ 21,000	135,000	203,000				$ 21,300

EQUITY (Detail Textuals 2)	12 Months Ended						1 Months Ended					12 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2011 Stock Options USD ($)	Dec. 31, 2010 Stock Options USD ($)	Mar. 31, 2011 2006 Stock Option Plan Stock Options USD ($)	Feb. 28, 2009 2006 Stock Option Plan Stock Options USD ($)	Apr. 30, 2008 2006 Stock Option Plan Stock Options USD ($)	Mar. 31, 2008 2006 Stock Option Plan Stock Options USD ($)	Oct. 31, 2006 2006 Stock Option Plan Stock Options	Dec. 31, 2009 2006 Stock Option Plan Stock Options USD ($)	Feb. 05, 2012 2006 Stock Option Plan Stock Options	Jun. 30, 2012 2006 Stock Option Plan Stock Options Directors and Employees USD ($)	Mar. 31, 2012 2006 Stock Option Plan Stock Options Directors and Employees USD ($)	Mar. 31, 2007 2006 Stock Option Plan Stock Options Directors and Employees USD ($)	Dec. 31, 2009 2006 Stock Option Plan Stock Options Employees USD ($)	Dec. 31, 2009 2006 Stock Option Plan Stock Options One employees USD ($)	Dec. 31, 2010 2006 Stock Option Plan Stock Options Director USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock reserved for issuance											600,000
Term of options granted							5 years	5 years	5 years	5 years	10 years					5 years
Number of stock options outstanding				132,166	44,000				21,500	111,000						54,500
Exercisable price of option granted				$ 8.34	$ 10.83		$ 10.83	$ 7.68	$ 15.28	$ 11.65					$ 8.34	$ 9.03
Number of employees stock options exercised				(12,000)		(4,000)	44,000	207,200				140,334		12,000	132,166		37,300	4,000	4,000
Proceeds from employees stock options exercised	$ 21,000	135,000	203,000									$ 367,238		$ 21,300			$ 434,545	$ 61,140	$ 30,720
Shares vested												74,000	133,200

EQUITY (Detail Textuals 3) (Warrant, Private Placement) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Mar. 31, 2007	Mar. 31, 2007 CNY
Class of Warrant or Right [Line Items]
Number of common stock called by warrants	200,000	200,000
Exercisable price of warrants	11.65	11.65
Fair value of warrants		6.2
Fair value of risk-free interest rate	4.47%	4.47%
Fair value of expected dividend yield	1.03%	1.03%
Fair value of volatility factor	66.14%	66.14%
Weighted average contractual life of warrants	5 years	5 years
Fair value valuation method	Black-Scholes option-pricing model	Black-Scholes option-pricing model

EQUITY (Detail Textuals 4) (Stock options)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average exercise price for options outstanding	$ 7.74		$ 7.52		$ 7.02		$ 7.03
Weighted-average remaining contractual life of option	1 year 1 month 10 days	1 year 1 month 10 days
Recognized compensation cost		2,600,000		2,400,000		1,400,000
Total intrinsic value of options exercised		302,000				75,000
Total intrinsic value of options outstanding
Total fair value of shares vested	$ (177,200)	9,400,000	$ (10,200)		$ (98,900)	5,700,000

SUBSEQUENT EVENT (Detail Textuals) (USD $)	12 Months Ended						1 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Mar. 28, 2013 Subsequent Event	Mar. 04, 2013 Subsequent Event Stock Options Directors and Employees
Subsequent Event [Line Items]
Dividend paid on common stock	$ 0.18	$ 0.14	$ 0.12				$ 0.03
Number of stock options outstanding				132,166	44,000			61,800
Exercise price of stock options outstanding				$ 8.34	$ 10.83			$ 5.53

QUARTERLY FINANCIAL DATA (Unaudited) - Summarized quarterly financial data (Details) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012 CNY	Sep. 30, 2012 CNY	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2011 CNY	Jun. 30, 2011 CNY	Mar. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Quarterly Financial Information Disclosure [Abstract]
Sales	331,838,948	372,661,920	351,199,883	269,251,054	409,867,833	427,274,276	380,237,779	196,909,519	$ 210,537	1,324,952	1,414,289	967,074
Gross (loss) profit	101,188,193	124,198,653	108,260,886	99,262,292	141,621,618	159,911,708	145,078,827	72,204,313
Net (loss) income from continuing operations	23,852,861	24,726,357	14,943,698	24,969,877	34,436,045	54,118,583	47,520,217	18,063,583	16,344	102,856	175,473	116,318
Net (loss) income from discontinued operations
Net (loss) income	23,852,861	24,726,357	14,943,698	24,969,877	34,436,045	54,118,583	47,520,217	18,063,583	$ 14,062	88,493	154,139	90,004
Earnings per share - Basic	1.48	1.53	0.92	1.54	2.13	3.37	2.92	1.12	$ 0.87	5.47	9.54	5.57
Earnings per share - Diluted	1.42	1.47	0.9	1.5	2.09	3.29	2.89	1.1	$ 0.84	5.29	9.37	5.46